--------------                                                   --------------
                              SAFECO Mutual Funds


                               Fixed-Income Funds
                                 No-Load Class

                                 Taxable Bond Funds
        High-Yield Bond Fund................................................   2
        Intermediate-Term U.S. Treasury Fund................................   7
        GNMA Fund...........................................................   9
        Managed Bond Fund...................................................  11
                               Tax-Exempt Bond Funds
        California Tax-Free Income Fund.....................................  15
        Municipal Bond Fund.................................................  19
        Intermediate-Term Municipal Bond Fund...............................  25
        Insured Municipal Bond Fund.........................................  29
                                 Money Market Funds
        Money Market Fund...................................................  33
        Tax-Free Money Market Fund..........................................  36


                                 Annual Report


                               December 31, 2000


--------------------------------------------------------------------------------

                                [LOGO OF SAFECO]

                         REPORT FROM THE FUND MANAGERS
                          SAFECO High-Yield Bond Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   In the worst year for high-yield bonds since the junk-bond market's collapse in 1990, the SAFECO High-Yield Fund outpaced its Lipper peer group. The Fund ended the year below the Merrill Lynch High-Yield Index, which, unlike the Fund, has no fees and expenses.

   We were able to outperform our peers because we strengthened the Fund's underlying credit quality and defensive positioning as the market soured. From March forward, we increased our exposure to BB-rated bonds (which are one notch below investment grade), and we maintained a shorter duration (sensitivity to changes in interest rates). In a market characterized by weak corporate earnings and low demand, our higher-rated holdings outperformed portfolios of lower credit quality.

   Though we actually benefitted by Standard & Poor's upgrading of Ocean Energy, we didn't escape credit problems entirely. We reduced our exposure to National Equipment and sold the majority of our PSINet (web hosting). Anticipating lower revenue growth, we also cut our positions in American Axle and Level 3 Communications.

   We increased our overall exposure to wireless telecommunications as it is experiencing growth in subscribers and minutes of use. We added to Nextel Communications and initiated a position in CCPR, whose investment-grade parent
(SBC) gives it upgrade potential. We like SpectraSite for its telecommunications and broadcast towers.

   Though the market is showing signs of recovery, investors remain cautious. With the economy slowing, high-yield may get a little worse before it gets better. While we expect volatility, we think this beaten-down asset class offers excellent potential to patient investors. For investors in this Fund, our good relative performance has attracted sizable cash contributions. Thus, we have opportunity to sift through the carnage of 2000 for fundamentally sound investments to add to our portfolio.

SAFECO Asset Management Company

--------------------------------------------------------------------------------

SAFECO Asset Management Company's (SAM) high-yield investment team, which is comprised of senior bond managers and credit analysts, assumed management of SAFECO High-Yield Fund in November 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         [LOGO OF PERFORMANCE OVERVIEW]

                  PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                    1 Year     5 Year     10 Year
--------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund                        (5.52)%      4.97%      9.08%
Merrill Lynch High-Yield Master II Index           (5.12)%      4.76%     11.12%
Lipper, Inc. (High Current Yield Funds)            (8.38)%      3.51%     10.07%


Investment Values

                                      Merrill Lynch
              SAFECO High-Yield     High-Yield Master
                  Bond Fund             II Index
              -----------------     -----------------
12/31/90            10,000               10,000
1/31/91              9,947               10,205
2/28/91             10,357               11,090
3/31/91             10,723               11,639
4/30/91             11,050               12,041
5/31/91             11,182               12,088
6/30/91             11,304               12,362
7/31/91             11,554               12,694
8/31/91             11,779               12,987
9/30/91             11,956               13,170
10/31/91            12,232               13,617
11/30/91            12,385               13,764
12/31/91            12,429               13,917
1/31/92             12,775               14,387
2/29/92             12,997               14,751
3/31/92             13,136               14,958
4/30/92             13,129               15,036
5/31/92             13,306               15,258
6/30/92             13,478               15,434
7/31/92             13,709               15,734
8/31/92             13,879               15,934
9/30/92             14,050               16,104
10/31/92            13,774               15,896
11/30/92            14,008               16,139
12/31/92            14,153               16,344
1/31/93             14,540               16,734
2/28/93             14,828               17,033
3/31/93             15,081               17,323
4/30/93             15,190               17,442
5/31/93             15,420               17,668
6/30/93             15,711               17,998
7/31/93             15,896               18,179
8/31/93             16,004               18,345
9/30/93             16,058               18,426
10/31/93            16,286               18,777
11/30/93            16,411               18,875
12/31/93            16,547               19,074
1/31/94             16,859               19,485
2/28/94             16,777               19,350
3/31/94             16,183               18,725
4/30/94             16,053               18,492
5/31/94             16,199               18,452
6/30/94             16,270               18,536
7/31/94             16,264               18,658
8/31/94             16,324               18,796
9/30/94             16,317               18,792
10/31/94            16,252               18,841
11/30/94            16,038               18,679
12/31/94            16,174               18,876
1/31/95             16,365               19,141
2/28/95             16,709               19,754
3/31/95             16,861               20,022
4/30/95             17,180               20,540
5/31/95             17,631               21,173
6/30/95             17,720               21,316
7/31/95             17,955               21,593
8/31/95             17,963               21,707
9/30/95             18,183               21,964
10/31/95            18,434               22,144
11/30/95            18,465               22,364
12/31/95            18,705               22,738
1/31/96             18,939               23,119
2/29/96             19,122               23,189
3/31/96             19,059               23,095
4/30/96             19,098               23,127
5/31/96             19,217               23,293
6/30/96             19,266               23,398
7/31/96             19,467               23,539
8/31/96             19,743               23,832
9/30/96             20,144               24,387
10/31/96            20,221               24,599
11/30/96            20,521               25,093
12/31/96            20,647               25,301
1/31/97             20,820               25,491
2/28/97             21,202               25,884
3/31/97             20,760               25,528
4/30/97             20,919               25,855
5/31/97             21,490               26,399
6/30/97             21,818               26,807
7/31/97             22,381               27,517
8/31/97             22,393               27,484
9/30/97             22,779               27,979
10/31/97            22,763               28,122
11/30/97            22,975               28,385
12/31/97            23,289               28,658
1/31/98             23,780               29,114
2/28/98             23,886               29,232
3/31/98             24,172               29,510
4/30/98             24,093               29,637
5/31/98             24,201               29,815
6/30/98             24,305               29,969
7/31/98             24,623               30,160
8/31/98             23,114               28,638
9/30/98             23,499               28,713
10/31/98            23,231               28,099
11/30/98            24,234               29,557
12/31/98            24,325               29,504
1/31/99             24,633               29,902
2/28/99             24,656               29,699
3/31/99             24,990               30,044
4/30/99             25,474               30,594
5/31/99             24,804               30,313
6/30/99             24,589               30,237
7/31/99             24,606               30,278
8/31/99             24,484               29,958
9/30/99             24,388               29,838
10/31/99            24,478               29,676
11/30/99            24,921               30,063
12/31/99            25,224               30,245
1/31/00             24,886               30,129
2/29/00             24,791               30,193
3/31/00             24,307               29,750
4/30/00             24,478               29,751
5/31/00             24,162               29,377
6/30/00             24,761               29,944
7/31/00             24,874               30,105
8/31/00             25,216               30,400
9/30/00             24,775               30,137
10/31/00            24,041               29,177
11/30/00            22,622               28,058
12/31/00            23,842               28,697

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged andincludes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day).............................................     11.37%
  Weighted Average Maturity..........................................  6.4 years

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
CSC Holdings, Inc....................................................... 3.6%
 (Broadcasting, TV, Radio & Cable)
Atlas Air, Inc.......................................................... 2.6
 (Air Freight)
Newpark Resources, Inc.................................................. 2.5
 (Oil & Gas - Drilling & Equipment)
Metromedia Fiber Network, Inc........................................... 2.2
 (Telephone)
Premier Parks, Inc...................................................... 2.1
 (Entertainment)

TOP FIVE PURCHASES                                                        Cost
For the year ended December 31, 2000                                     (000's)
--------------------------------------------------------------------------------
Park Place Entertainment Corp. .......................................... $1,500
Lennar Corp. (144A)......................................................  1,385
Level 3 Communications, Inc. ............................................  1,066
Spectrasite Holdings, Inc. ..............................................  1,053
Crown Castle International Corp. ........................................  1,021

TOP FIVE SALES                                                          Proceeds
For the year ended December 31, 2000                                    (000's)
--------------------------------------------------------------------------------
Ames Department Stores, Inc. ........................................... $2,000
Allied Waste Industries.................................................  1,993
Vintage Petroleum Corp. ................................................  1,798
Criimi Mae Commercial Mortgage Trust....................................  1,588
Bresnan Communications Group............................................  1,578

                                                                      Percent of
TOP FIVEINDUSTRIES                                                    Net Assets
--------------------------------------------------------------------------------
Broadcasting (TV, Radio & Cable)........................................  16%
Telephone...............................................................  14
Telecommunications (Cellular/Wireless)..................................   7
Telecommunications (Long Distance)......................................   7
Gaming, Lottery & Parimutuel Companies..................................   4

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                   [PIE CHART]

1 B:                     63%
2 BB:                    18%
3 Cash & Other:          10%
4 Preferred Stock:        8%
5 Not Rated:              1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)
------------------------------------------------------------------------------
 CORPORATE BONDS - 82.4%
 Agricultural Products - 3.5%
  $1,000    Sun World International, Inc.                              $   930
            11.25%, due 4/15/04
   1,100 #  The Scotts Company                                           1,067
            (Class A) (144A) 8.625%, due 1/15/09 (acquired 1/14/99)

 Air Freight - 2.6%
   1,500    Atlas Air, Inc.                                              1,470
            9.375%, due 11/15/06

 Aluminum - 1.6%
   1,000    Commonwealth Aluminum Corp. 10.75%, due 10/01/06               910

 Auto Parts & Equipment - 2.6%
   1,000    American Axle & Manufacturing Holdings, Inc.                   845
            9.75%, due 3/01/09
   1,000    Hayes Lemmerz International, Inc. 8.25%, due 12/15/08          645

 Beverages (Alcoholic) - 1.8%
   1,000    Canandaigua Brands                                           1,017
            8.625%, due 8/01/06

 Broadcasting (TV, Radio & Cable) - 11.5%
   1,000    Adelphia Communications Corp. 9.875%, due 3/01/05              955
     319    AMFM Operating, Inc.                                           353
            12.625%, due 10/31/06
   1,000 #  Callahan Nordrhien Westfalen                                   388
            (144A) 16.00%, beg. 7/15/05 Step Bond due 7/15/10
            (acquired 6/29/00)
     250    Classic Cable, Inc.                                            113
            9.375%, due 8/01/09
     500    Echostar DBS Corp.                                             484
            9.25%, due 2/01/06
     500    Echostar DBS Corp.                                             485
            9.375%, due 2/01/09
     500    NTL Communications Corp.                                       445
            11.875%, due 10/01/10
   2,000    Spectrasite Holdings, Inc.                                   1,020
            12.875%, beg. 3/15/05
            Step Bond due 3/15/10
     500    Telewest Communications, plc 11.00%, due 10/01/07              445
   1,000    Telewest Communications, plc 11.25%, due 11/01/08              893
   1,000    Young Broadcasting, Inc.                                       925
            9.00%, due 1/15/06

 Communication Equipment - 0.5%
     500    National Equipment Services, Inc. (Series B) 10.00%, due       290
            11/30/04

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)
------------------------------------------------------------------------------
 Computers (Software & Services) - 0.2%
   $ 500   PSINet, Inc.                                                $   130
           11.00%, due 8/01/09

 Containers & Packaging (Paper) - 2.6%
   1,000   Packaging Corporation of America 9.625%, due 4/01/09          1,032
     500   Printpak, Inc.                                                  470
           10.625%, due 8/15/06

 Entertainment - 2.1%
   1,250   Premier Parks, Inc.                                           1,200
           9.25%, due 4/01/06

 Gaming, Lottery & Parimutuel Companies - 3.6%
   1,000   Mohegan Tribal Gaming Authority 8.75%, due 1/01/09              999
   1,000   Park Place Entertainment Corp. 8.875%, due 9/15/08            1,010

 Health Care (Hospital Management) - 1.9%
   1,000   Tenet Healthcare Corp.                                        1,086
           9.25%, due 9/01/10

 Household Furnishings & Appliances - 0.4%
     500   Holmes Products Corp.                                           220
           9.875%, due 11/15/07

 Manufacturing (Diversified) - 2.5%
   1,000   Nortek, Inc.                                                    885
           8.875%, due 8/01/08
   1,000   Tenneco, Inc.                                                   485
           11.625%, due 10/15/09

 Manufacturing (Specialized) - 1.7%
   1,000   Flextronics International, Ltd.                                 950
           8.75%, due 10/15/07

 Oil & Gas (Drilling & Equipment) - 2.5%
   1,500   Newpark Resources, Inc.                                       1,395
           8.625%, due 12/15/07

 Oil & Gas (Exploration & Production) - 2.7%
   1,000   Ocean Energy, Inc.                                            1,017
           8.375%, due 7/01/08
     500   Vintage Petroleum Corp.                                         530
           9.75%, due 6/30/09

 Paper & Forest Products - 1.7%
   1,000   Buckeye Technologies, Inc.                                      960
           9.25%, due 9/15/08

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)
------------------------------------------------------------------------------
 Power Producers (Independent) - 1.8%
  $1,000    AES Corp.                                                   $1,035
            9.50%, due 6/01/09

 Railroads - 0.2%
     100 #  Kansas City Southern Railway                                   103
            9.50%, due 10/01/08 (144A) (acquired 9/21/00)

 Restaurants - 1.4%
   1,000    Perkins Family Restaurants                                     800
            10.125%, due 12/15/07

 Retail (Department Stores) - 0.0%
   1,440 *  Specialty Retailers, Inc.                                       14
            9.00%, due 7/15/07

 Retail (Specialty) - 1.9%
   1,250    Big 5 Corp.                                                  1,097
            10.875%, due 11/15/07

 Services (Advertising/Marketing) - 1.8%
   1,000    Lamar Advertising Co.                                        1,030
            9.625%, due 12/01/06

 Services (Commercial & Consumer) - 2.9%
   1,000    Bally Total Fitness Holdings                                   927
            9.875%, due 10/15/07
   1,000    United Rentals, Inc.                                           760
            (Series B) 9.25%, due 1/15/09

 Telecommunications (Cellular/Wireless) - 5.5%
     700    CCPR Services, Inc.                                            693
            10.00%, due 2/01/07
     500    Crown Castle International Corp. 10.75%, due 8/01/11           520
   1,000    Nextel Communications, Inc.                                    932
            9.375%, due 11/15/09
   1,000 #  Telecorp PCS, Inc.                                           1,015
            10.625%, due 7/15/10 (144A) (acquired 7/11/00)

 Telecommunications (Long Distance) - 6.9%
     500    Exodus Communications, Inc. 11.25%, due 7/01/08                445
   1,000 #  Exodus Communications, Inc. 11.625%, due 7/15/10 (144A)        890
            (acquired 6/28/00)
   1,000    KPNQwest NV                                                    880
            8.125%, due 6/01/09
   1,000    RCN Corp.                                                      510
            10.125%, due 1/15/10
   1,000    Williams Communication Group, Inc. 10.875%, due 10/01/09       745
     500    Williams Communication Group, Inc. 11.70%, due 8/01/08         400

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)
------------------------------------------------------------------------------
 Telephone - 12.8%
  $1,250   GCI, Inc.                                                   $ 1,166
           9.75%, due 8/01/07
   1,000   Level 3 Communications, Inc. 10.50%, due 12/01/08               540
   1,000   Level 3 Communications, Inc. 9.125%, due 5/01/08                808
   1,000   McLeodUSA, Inc.                                                 830
           10.50%, due 3/01/07
   1,000   McLeodUSA, Inc.                                                 910
           9.50%, due 11/01/08
   1,500   Metromedia Fiber Network, Inc. 10.00%, due 11/15/08           1,245
     500   Metromedia Fiber Network, Inc. 10.00%, due 12/15/09             415
   1,000   NEXTLINK Communications, Inc. 10.75%, due 11/15/08              825
   1,000   NEXTLINK Communications, Inc. 9.45%, beg. 4/15/03 Step          520
           Bond due 4/15/08

 Textiles (Specialty) - 1.2%
   1,000   Polymer Group, Inc.                                             660
           9.00%, due 7/01/07
                                                                       -------

 TOTAL CORPORATE BONDS                                                  46,764
                                                                       -------

 PREFERRED STOCKS - 7.7%
 Broadcasting (TV, Radio & Cable) - 4.3%
      19   CSC Holdings, Inc.                                            2,027
           11.125%, due 4/01/08
       5   Sinclair Broadcast Group, Inc. 11.625%, due 3/15/09             438

 Telecommunications (Cellular/Wireless) - 1.9%
       1   Crown Castle International Corp. 12.75%, due 12/15/10         1,051

 Telephone - 1.5%
      10   Global Crossing Holdings, Ltd. 10.50%, due 12/01/08             880
                                                                       -------

 TOTAL PREFERRED STOCKS                                                  4,396
                                                                       -------

 COMMERCIAL PAPER - 8.4%
 Entertainment - 3.3%
   1,900   Harrah's Operating Company, Inc. 7.65%, due 1/03/01           1,899

 Natural Gas - 5.1%
   2,885   Reliant Energy, Inc.                                          2,885
           8.50%, due 1/02/01
                                                                       -------

 TOTAL COMMERCIAL PAPER                                                  4,784
                                                                       -------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                          SAFECO High-Yield Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)

-------------------------------------------------------------------------------
 CASH EQUIVALENTS - 0.0%
 Investment Companies
  $    1   AIM Short-Term Investments Co. Liquid Assets Money Market    $     1
           Portfolio (Institutional Shares)
                                                                        -------

 TOTAL CASH EQUIVALENTS                                                       1
                                                                        -------

 TOTAL INVESTMENTS - 98.5%                                               55,945

 Other Assets, less Liabilities                                             826
                                                                        -------

 NET ASSETS                                                             $56,771
                                                                        =======
-------------------------------------------------------------------------------

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $3,681,662 and the total value is 6.1% of net assets.
* Non-income producing security. Bond defaulted on required interest payments in July 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                  SAFECO Intermediate-Term U.S. Treasury Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
NAOMI            In a year in which bonds, especially long-term U.S.
URATA Treasuries, were great investments, the SAFECO Intermediate-Term U.S. Treasury Fund outperformed its benchmark. The Fund outperformed the Intermediate-Term Treasury Index for two reasons: One, we lengthened duration in the second half of the year (increased sensitivity to changes in interest rates), and, two, we held agency securities.

                 As 2000 began, I shortened duration in anticipation of the
              Fed tightening. This helped us in the first quarter, but caused the Fund to underperform both its index and Lipper peer group in the first half of the year. Our strong third and fourth quarter performance was enough to carry us above our index for the year, but not above our peers.

   The Fed indeed raised short-term rates, but the effect was offset by the demand for long bonds that the Treasury was creating with its buyback program. Because our duration was shorter than that of the index, the Fund didn't participate as fully when intermediate and long bonds rallied in the second quarter.

   In the third quarter, even though the Fed maintained its tightening bias, I extended duration and thereby our participation in the rally. I also changed the portfolio's structure to spread our exposure across the intermediate portion of the yield curve and increased U.S. Agency debt to nearly 30% of net assets as it was selling at historically cheap levels.

   In the fourth quarter, Treasuries climbed on mounting evidence of economic slowdown. I further extended duration to capture as much of the rally as possible and took gains in our callable agencies, which also rallied.

   At year-end, with recession threatening, the Fed in an easing mode, and the U.S. Treasury buying back bonds, yields were near ten-year lows and expected to fall further. Of course, as yields fall, bond prices rise. I will be working to leverage these trends in 2001.


--------------------------------------------------------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Intermediate-Term U.S. Treasury Fund in 1999. She holds an MBA from Yale University and is a Chartered Financial Analyst and is a vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)....      5.21%
  Weighted Average Maturity.  6.4 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                  PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                  1 Year     5 Year     10 Year
------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund      10.74%      5.28%      6.92%
Merrill Lynch Intermediate-Term Treasury Index   10.19%      6.14%      7.18%
Lipper, Inc. (Intermediate U.S. Treasury Funds)  12.13%      5.88%      7.02%


Investment Values

                   SAFECO             Merrill Lynch
              Intermediate-Term     Intermediate-Term
             U.S. Treasury Fund       Treasury Index
             ------------------     -----------------
12/31/90            10,000               10,000
1/31/91             10,045               10,101
2/28/91             10,123               10,154
3/31/91             10,195               10,209
4/30/91             10,308               10,315
5/31/91             10,362               10,374
6/30/91             10,375               10,385
7/31/91             10,504               10,497
8/31/91             10,681               10,692
9/30/91             10,842               10,875
10/31/91            10,958               10,998
11/30/91            11,071               11,126
12/31/91            11,352               11,398
1/31/92             11,222               11,283
2/29/92             11,236               11,326
3/31/92             11,195               11,280
4/30/92             11,281               11,383
5/31/92             11,443               11,545
6/30/92             11,622               11,713
7/31/92             11,911               11,930
8/31/92             12,004               12,068
9/30/92             12,228               12,235
10/31/92            12,003               12,084
11/30/92            11,929               12,031
12/31/92            12,097               12,189
1/31/93             12,409               12,417
2/28/93             12,683               12,603
3/31/93             12,734               12,650
4/30/93             12,826               12,750
5/31/93             12,783               12,712
6/30/93             13,093               12,895
7/31/93             13,113               12,921
8/31/93             13,437               13,119
9/30/93             13,512               13,175
10/31/93            13,542               13,198
11/30/93            13,325               13,135
12/31/93            13,409               13,186
1/31/94             13,583               13,317
2/28/94             13,224               13,128
3/31/94             12,945               12,944
4/30/94             12,853               12,857
5/31/94             12,859               12,870
6/30/94             12,835               12,879
7/31/94             13,005               13,039
8/31/94             13,038               13,080
9/30/94             12,896               12,974
10/31/94            12,901               12,977
11/30/94            12,874               12,913
12/31/94            12,924               12,961
1/31/95             13,072               13,176
2/28/95             13,268               13,429
3/31/95             13,335               13,502
4/30/95             13,500               13,657
5/31/95             14,016               14,048
6/30/95             14,109               14,139
7/31/95             14,000               14,149
8/31/95             14,166               14,265
9/30/95             14,323               14,361
10/31/95            14,541               14,522
11/30/95            14,837               14,703
12/31/95            15,089               14,853
1/31/96             15,138               14,980
2/29/96             14,769               14,812
3/31/96             14,614               14,741
4/30/96             14,583               14,695
5/31/96             14,581               14,686
6/30/96             14,686               14,830
7/31/96             14,733               14,876
8/31/96             14,731               14,892
9/30/96             14,896               15,081
10/31/96            15,079               15,327
11/30/96            15,272               15,515
12/31/96            15,147               15,431
1/31/97             15,194               15,489
2/28/97             15,154               15,506
3/31/97             14,969               15,426
4/30/97             15,179               15,599
5/31/97             15,297               15,719
6/30/97             15,449               15,854
7/31/97             15,894               16,152
8/31/97             15,702               16,084
9/30/97             15,938               16,261
10/31/97            16,218               16,450
11/30/97            16,225               16,488
12/31/97            16,402               16,628
1/31/98             16,666               16,852
2/28/98             16,610               16,830
3/31/98             16,642               16,886
4/30/98             16,701               16,961
5/31/98             16,844               17,075
6/30/98             16,984               17,194
7/31/98             17,020               17,262
8/31/98             17,438               17,606
9/30/98             18,041               18,022
10/31/98            17,954               18,063
11/30/98            17,893               17,996
12/31/98            17,978               18,063
1/31/99             17,980               18,149
2/28/99             17,695               17,870
3/31/99             17,771               18,001
4/30/99             17,800               18,056
5/31/99             17,596               17,935
6/30/99             17,571               17,967
7/31/99             17,546               17,987
8/31/99             17,554               18,021
9/30/99             17,705               18,165
10/31/99            17,719               18,193
11/30/99            17,694               18,203
12/31/99            17,617               18,162
1/31/00             17,541               18,108
2/29/00             17,690               18,250
3/31/00             18,004               18,477
4/30/00             17,924               18,475
5/31/00             17,962               18,550
6/30/00             18,187               18,816
7/31/00             18,289               18,941
8/31/00             18,503               19,137
9/30/00             18,624               19,282
10/31/00            18,741               19,408
11/30/00            19,096               19,688
12/31/00            19,516               20,012

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-Term U.S. Treasury Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)
------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 94.5%

 U.S. Federal Agency Notes - 21.3%
  $2,000   5.125%, due 10/15/08                                        $ 1,892
     500   5.75%, due 2/15/08                                              496
     500   5.785%, due 4/14/08                                             496
   1,500   6.26%, due 9/24/04                                            1,528

 U.S. Treasury Bills/Strips - 11.8%
   4,100   0.00%, due 11/15/10 U.S.                                      2,447

 U.S. Treasury Notes - 61.4%
   6,000   6.00%, due 8/15/04                                            6,171
   6,200   6.00%, due 8/15/09                                            6,544
                                                                       -------

 TOTAL U.S. GOVERNMENT OBLIGATIONS                                      19,574
                                                                       -------

 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000's)                                                               (000's)
------------------------------------------------------------------------------
 CASH EQUIVALENTS - 3.0%

 Investment Companies
    $613   AIM Short-Term Investments Co. Liquid Assets Money Market   $   613
           Portfolio (Institutional Shares)
                                                                       -------

 TOTAL CASH EQUIVALENTS                                                    613
                                                                       -------
 TOTAL INVESTMENTS - 97.5%                                              20,187

 Other Assets, less Liabilities                                            521
                                                                       -------

 NET ASSETS                                                            $20,708
                                                                       =======

                          REPORT FROM THE FUND MANAGER
                                SAFECO GNMA Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
PAUL             The SAFECO GNMA Fund's good results were not quite as good as
STEVENSON     its Lipper GNMA peers. This is because the Fund was in the
              "wrong place" in terms of sector allocations in the first half of the year. Alas, our much-improved results in the last half of the year were not enough to offset our weak start, and the Fund ended 2000 below its benchmark index.

                 All in all, it was a great year for investment-grade, long-
              bond investors. The longer a bond's maturity and the higher its credit quality, the better it did in 2000. GNMAs did extremely well in this environment, benefiting from investor concerns about credit deterioration in corporate bonds and the stock markets.

   During the year, we extended our duration (sensitivity to interest rates) from modestly defensive to neutral, and adjusted the portfolio to more closely approximate the entire mortgage market. As a result, our relative performance improved as the market rallied strongly in the second half of 2000.

   At year-end, the SAFECO GNMA Fund was mostly in line with the GNMA market. The Fund's and the Merrill Lynch GNMA Master Index's duration (sensitivity to interest rates) are the same at 3.57 years, but the Fund's 6.75 average years to maturity is a bit longer than the index's 6.55 years. The Fund has a slight emphasis on lower-interest-rate mortgages. Our average coupon was 7.07% at December 31; the index's was 7.21%.

   This slight emphasis on longer discount-priced securities reflects my positive outlook. I believe it is likely that the Federal Reserve will lower rates further, given the increased risk of a significant economic slowdown. This adds up to "more oomph" for the bond market. Lower coupon bonds not only appreciate faster than par and premium coupons as rates fall; they are less vulnerable to refinancing.


Paul Stevenson

--------------------------------------------------------------------------------

Paul Stevenson joined SAFECO in 1986 as taxable bond analyst. He became the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst and a vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day)....      6.49%
  Weighted Average Maturity.  6.9 years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         [LOGO OF PERFORMANCE OVERVIEW]

                  PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                  1 Year     5 Year     10 Year
------------------------------------------------------------------------------
SAFECO GNMA Fund                                  9.50%      5.83%      6.77%
Merrill Lynch GNMA Index                         11.22%      7.04%      8.07%
Lipper, Inc. (GNMA Funds)                        10.41%      5.90%      7.13%


Investment Values
               SAFECO      Merrill Lynch
             GNMA Fund       GNMA Index
             ---------     -------------
12/31/90       10,000         10,000
1/31/91        10,142         10,144
2/28/91        10,200         10,214
3/31/91        10,254         10,292
4/30/91        10,365         10,395
5/31/91        10,447         10,478
6/30/91        10,459         10,493
7/31/91        10,625         10,670
8/31/91        10,796         10,870
9/30/91        10,983         11,066
10/31/91       11,146         11,242
11/30/91       11,202         11,318
12/31/91       11,481         11,599
1/31/92        11,321         11,459
2/29/92        11,414         11,572
3/31/92        11,347         11,499
4/30/92        11,431         11,621
5/31/92        11,653         11,837
6/30/92        11,776         12,021
7/31/92        11,945         12,092
8/31/92        12,067         12,269
9/30/92        12,164         12,360
10/31/92       12,039         12,265
11/30/92       12,090         12,328
12/31/92       12,250         12,479
1/31/93        12,430         12,644
2/28/93        12,566         12,761
3/31/93        12,617         12,839
4/30/93        12,660         12,910
5/31/93        12,697         12,978
6/30/93        12,911         13,101
7/31/93        12,964         13,164
8/31/93        13,100         13,190
9/30/93        13,115         13,196
10/31/93       13,137         13,237
11/30/93       13,012         13,241
12/31/93       13,117         13,372
1/31/94        13,263         13,478
2/28/94        13,062         13,414
3/31/94        12,648         13,066
4/30/94        12,537         12,969
5/31/94        12,580         12,996
6/30/94        12,524         12,969
7/31/94        12,766         13,225
8/31/94        12,795         13,261
9/30/94        12,602         13,112
10/31/94       12,569         13,103
11/30/94       12,460         13,070
12/31/94       12,557         13,209
1/31/95        12,814         13,495
2/28/95        13,114         13,857
3/31/95        13,158         13,924
4/30/95        13,327         14,123
5/31/95        13,694         14,544
6/30/95        13,752         14,639
7/31/95        13,768         14,676
8/31/95        13,917         14,832
9/30/95        14,051         14,986
10/31/95       14,159         15,111
11/30/95       14,325         15,275
12/31/95       14,501         15,470
1/31/96        14,597         15,589
2/29/96        14,399         15,465
3/31/96        14,315         15,445
4/30/96        14,257         15,395
5/31/96        14,226         15,336
6/30/96        14,421         15,511
7/31/96        14,443         15,580
8/31/96        14,440         15,602
9/30/96        14,680         15,854
10/31/96       14,951         16,172
11/30/96       15,172         16,419
12/31/96       15,078         16,333
1/31/97        15,176         16,447
2/28/97        15,210         16,509
3/31/97        15,048         16,355
4/30/97        15,296         16,615
5/31/97        15,427         16,791
6/30/97        15,614         16,987
7/31/97        15,948         17,293
8/31/97        15,891         17,271
9/30/97        16,081         17,494
10/31/97       16,248         17,671
11/30/97       16,275         17,718
12/31/97       16,431         17,891
1/31/98        16,598         18,064
2/28/98        16,630         18,126
3/31/98        16,664         18,205
4/30/98        16,766         18,324
5/31/98        16,882         18,462
6/30/98        16,979         18,512
7/31/98        17,050         18,615
8/31/98        17,287         18,765
9/30/98        17,477         18,997
10/31/98       17,402         18,976
11/30/98       17,483         19,097
12/31/98       17,555         19,180
1/31/99        17,648         19,304
2/28/99        17,512         19,249
3/31/99        17,651         19,370
4/30/99        17,722         19,462
5/31/99        17,560         19,352
6/30/99        17,440         19,270
7/31/99        17,319         19,155
8/31/99        17,313         19,153
9/30/99        17,595         19,472
10/31/99       17,627         19,585
11/30/99       17,660         19,604
12/31/99       17,577         19,545
1/31/00        17,438         19,409
2/29/00        17,610         19,654
3/31/00        17,824         19,952
4/30/00        17,782         19,921
5/31/00        17,780         20,014
6/30/00        18,076         20,373
7/31/00        18,174         20,480
8/31/00        18,451         20,777
9/30/00        18,607         20,982
10/31/00       18,725         21,133
11/30/00       18,989         21,435
12/31/00       19,253         21,737

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged andincludes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            PORTFOLIO OF INVESTMENTS
                                SAFECO GNMA Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 99.3%

 Collateral Mortgage Obligation (CMO) - 6.5%
  $2,527    5.50%, due 6/15/14                                           $ 2,467

 Federal Home Loan Mortgage Corp. (FHLMC) - 6.6%
   2,546    6.50%, due 4/01/29                                             2,512

 Federal National Mortgage Association (FNMA) - 11.7%
   3,749    7.00%, due 1/01/29                                             3,758
     635    9.00%, due 11/01/22                                              665

 Government National Mortgage Association (GNMA) - 74.5%
   2,165    6.00%, due 10/15/28                                            2,104
   1,404    6.50%, due 1/20/24                                             1,390
   3,127    6.50%, due 4/20/28                                             3,084
     479    6.50%, due 5/15/29                                               474
     370    6.50%, due 5/15/29                                               366
     429    6.50%, due 6/15/29                                               425
     115    6.50%, due 6/15/29                                               114
     113    6.50%, due 6/15/29                                               112
     392    6.50%, due 7/15/29                                               388
     248    6.50%, due 8/15/29                                               246
     639    7.00%, due 1/20/27                                               639

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Government National Mortgage Association (GNMA) - 74.5%
 (continued)
  $2,615    7.00%, due 10/20/27                                          $ 2,616
   2,768    7.00%, due 2/20/27                                             2,769
     737    7.00%, due 7/20/28                                               737
   1,066    7.50%, due 4/20/30                                             1,080
   3,599    7.50%, due 6/20/26                                             3,648
   2,502    8.00%, due 3/20/30                                             2,556
   1,527    8.00%, due 9/01/25                                             1,570
   2,387    8.25%, due 5/15/20                                             2,467
   1,335    8.50%, due 10/20/26                                            1,370
                                                                         -------

 TOTAL ASSET BACKED SECURITIES                                            37,557
                                                                         -------

 CASH EQUIVALENTS - 0.3%

 Investment Companies
     101     AIM Short-Term Investments Co. Liquid                           101
             Assets Money Market Portfolio
             (Institutional Shares)
                                                                         -------

 TOTAL CASH EQUIVALENTS                                                      101
                                                                         -------

 TOTAL INVESTMENTS - 99.6%                                                37,658

 Other Assets, less Liabilities                                              150
                                                                         -------

 NET ASSETS                                                              $37,808
                                                                         =======

                          REPORT FROM THE FUND MANAGER
                            SAFECO Managed Bond Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
MICHAEL          The SAFECO Managed Bond Fund had a very good year in a great
HUGHES year for bonds. The Fund's returns were substantially greater than its Lipper intermediate-term investment-grade peers and slightly below its benchmark index.

                 Three factors helped the Fund outperform in a year in which the U.S. Treasury market soared and investment-grade corporate bonds slumped. Indeed, the dramatic underperformance of corporate bonds made the year 2000 one of the worst good years ever for fixed-income investors.

   The fact that we had no problem bonds was the first factor of our outperformance. I credit our top-notch corporate bond analysts with doing a tremendous job.

   Second, the Fund took advantage of changes in the shape of the yield curve (a graphic depiction of yields from the shortest to longest maturity available), which was inverted at the beginning of the year. As the curve began to normalize, I concentrated more of our portfolio in the middle, where the greatest change in yields took place. In other words, we moved into intermediate maturities and they outperformed.

   Finally, the Fund benefited by being in the right market sectors. For the entire year, we were underweighted in the worst-performing fixed-income sector, corporate bonds. At the beginning of the year, we were overweighted in Treasuries, the then-best-performing sector. And in the second half, we overweighted in U.S. agency debentures and mortgage pass-throughs, which proceeded to steal the show.

   Going forward, I continue to favor U.S. agencies and asset-backed securities for their excellent liquidity and minimal credit risk. Given the likelihood of lower interest rates and higher mortgage prepayments, I am favoring securities with lower coupons. I've also begun to add fundamentally sound corporate credits. I expect to find additional value as I sift through the carnage to selectively increase the Fund's corporate exposure.

Michael Hughes

--------------------------------------------------------------------------------

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst and an assistant vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the                                    Since
periods ended December 31, 2000                  1 Year    5 Year    Inception*
-------------------------------------------------------------------------------
SAFECO Managed Bond Fund                         11.57%     4.72%      5.41%
Lehman Brothers Gov't/Corp. Bond Index           11.85%     6.24%      6.80%
Lipper, Inc. (Intermediate
 Investment-Grade Bond Funds)                     9.78%     5.48%      7.60%

* The Fund's inception was June 25, 1992. Graph and average annual return comparison begins February 28, 1994.


Investment Values

              SAFECO       Lehman Brothers
              Managed        Gov't/Corp.
             Bond Fund       Bond Index
             ---------     ---------------
2/28/94        10,000          10,000
3/31/94         9,666           9,755
4/30/94         9,657           9,675
5/31/94         9,666           9,657
6/30/94         9,653           9,634
7/31/94         9,757           9,827
8/31/94         9,780           9,831
9/30/94         9,703           9,682
10/31/94        9,709           9,671
11/30/94        9,680           9,654
12/31/94        9,699           9,717
1/31/95         9,828           9,904
2/28/95         9,991          10,134
3/31/95        10,038          10,202
4/30/95        10,167          10,344
5/31/95        10,533          10,777
6/30/95        10,615          10,864
7/31/95        10,541          10,822
8/31/95        10,674          10,960
9/30/95        10,791          11,072
10/31/95       10,962          11,234
11/30/95       11,178          11,419
12/31/95       11,382          11,587
1/31/96        11,400          11,659
2/29/96        11,127          11,412
3/31/96        11,010          11,316
4/30/96        11,004          11,239
5/31/96        11,009          11,220
6/30/96        11,092          11,369
7/31/96        11,127          11,396
8/31/96        11,148          11,368
9/30/96        11,239          11,570
10/31/96       11,357          11,840
11/30/96       11,486          12,058
12/31/96       11,384          11,924
1/31/97        11,407          11,938
2/28/97        11,383          11,963
3/31/97        11,236          11,821
4/30/97        11,380          11,994
5/31/97        11,469          12,106
6/30/97        11,601          12,251
7/31/97        11,942          12,626
8/31/97        11,777          12,484
9/30/97        11,968          12,680
10/31/97       12,161          12,883
11/30/97       12,180          12,951
12/31/97       12,321          13,087
1/31/98        12,528          13,272
2/28/98        12,477          13,245
3/31/98        12,502          13,285
4/30/98        12,553          13,352
5/31/98        12,691          13,496
6/30/98        12,811          13,633
7/31/98        12,822          13,644
8/31/98        13,109          13,911
9/30/98        13,444          14,308
10/31/98       13,288          14,207
11/30/98       13,321          14,292
12/31/98       13,359          14,327
1/31/99        13,437          14,429
2/28/99        13,067          14,086
3/31/99        13,119          14,156
4/30/99        13,143          14,191
5/31/99        12,943          14,044
6/30/99        12,856          14,001
7/31/99        12,801          13,962
8/31/99        12,778          13,951
9/30/99        12,914          14,076
10/31/99       12,940          14,113
11/30/99       12,932          14,105
12/31/99       12,846          14,019
1/31/00        12,825          14,015
2/29/00        12,984          14,191
3/31/00        13,162          14,396
4/30/00        13,127          14,326
5/31/00        13,095          14,313
6/30/00        13,346          14,605
7/31/00        13,465          14,760
8/31/00        13,654          14,968
9/30/00        13,778          15,025
10/31/00       13,831          15,119
11/30/00       14,058          15,377
12/31/00       14,337          15,681

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day).............................................     6.02%
  Weighted Average Maturity.......................................... 6.4 years

                                                                     Percent of
BONDS BY TYPE                                                        Net Assets
-------------------------------------------------------------------------------
Mortgage Backed Securities............................................   36%
U.S. Government Obligations...........................................   26
Corporate Bonds.......................................................   23
Asset Backed Securities...............................................   10
Cash & Other..........................................................    5
                                                                        ---
                                                                        100%

Credit Rating Distribution
As a Percent of Net Assets
------------------------------------------------------------------------------

                                   [PIE CHART]

1 AAA:                   73%
2 A:                     19%
3 Cash & Other:           5%
4 AA:                     2%
5 BBB:                    1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                            As of December 31, 2000


 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES - 10.2%
 Consumer Finance - 1.3%
  $   95   MBNA Master Credit Card Trust                                 $    96
           6.60%, due 11/15/04

 Electric Companies - 1.7%
     125   ComEd Transitional Funding Trust
           5.63%, due 6/25/09                                                122

 Financial (Diversified) - 6.9%
     230   Citicorp Mortgage Securities, Inc.
           6.50%, due 6/25/29                                                223
     100   CNH Equipment Trust
           7.34%, due 2/15/07                                                103
     165   Fleet Credit Card Master Trust
           6.90%, due 4/16/07                                                171

 Manufacturing (Specialized) - 0.3%
      24   Harley-Davidson Eagle
           6.20%, due 1/15/03                                                 24
                                                                         -------

 TOTAL ASSET BACKED SECURITIES                                               739
                                                                         -------

 CORPORATE BONDS - 23.4%
 Airlines - 0.8%
      60   United Air Lines
           7.186%, due 4/01/11                                                61

 Beverages (Alcoholic) - 2.0%
     135   Anheuser-Busch Cos., Inc.
           7.50%, due 3/15/12                                                147

 Electric Companies - 2.1%
     145   Central Power & Light Co.
           7.50%, due 12/01/02                                               148

 Financial (Diversified) - 5.8%
     145   Ford Motor Credit Co.
           7.375%, due 10/28/09                                              145
     135   Hertz Corp.
           7.00%, due 7/01/04                                                136
     140   Newcourt Credit Group, Inc.
           6.875%, due 2/16/05                                               139

 Investment Banking & Brokerage - 2.4%
     160   Morgan Stanley Dean Witter Co.
           8.00%, due 6/15/10                                                173

 Manufacturing (Diversified) - 2.6%
     190   Tyco International Group SA
           6.375%, due 6/15/05                                               189

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Oil (Domestic Integrated) - 0.7%
  $   55   USX Corp.
           6.85%, due 3/01/08                                            $    53

 Publishing (Newspapers) - 2.7%
     195   Times-Mirror Co.
           6.65%, due 10/15/01                                      196

 Retail (General Merchandise) - 0.9%
      65   Sears Roebuck & Co.
           6.25%, due 1/15/04                                                 65

 Shipping - 1.5%
     105   Team Fleet Financial Corp.
           7.35%, due 5/15/03                                                106

 Telecommunications (Cellular/Wireless) - 1.9%
     135   Worldcom, Inc.
           8.00%, due 5/15/06                                                137
                                                                         -------

 TOTAL CORPORATE BONDS                                                     1,695
                                                                         -------

 MORTGAGE BACKED SECURITIES - 36.3%
 Federal Home Loan Mortgage Corp. (FHLMC) - 2.4%
     170   7.50%, due 10/01/29                                               173

 Federal National Mortgage Association (FNMA) - 33.9%
      53   6.00%, due 1/01/29                                                 52
     116   6.00%, due 9/01/29                                                112
     135   6.50%, due 1/01/15                                                135
     461   6.50%, due 7/01/29                                                455
     165   7.00%, due 3/01/12                                                167
     152   8.00%, due 2/01/29                                                157
     262   8.00%, due 2/01/30                                                268
     213   8.00%, due 2/01/30                                                218
      57   8.00%, due 4/01/08                                                 58
     205   8.00%, due 4/01/20                                                211
      20   6.00%, due 4/15/14                                                 20
     112   6.00%, due 8/15/13                                                111
     199   7.00%, due 4/15/28                                                200
     166   7.00%, due 8/15/28                                                167
     120   7.75%, due 11/15/29                                               122
                                                                         -------

 TOTAL MORTGAGE BACKED SECURITIES                                          2,626
                                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Managed Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS - 25.7%

 U.S. Federal Agency Notes - 13.0%
  $   70   5.125%, due 2/13/04                                            $   69
     610   6.625%, due 10/15/07                                              636
     225   6.875%, due 9/15/10                                               240

 U.S. Treasury Notes - 12.7%
     720   7.875%, due 2/15/21                                               917
                                                                          ------

 TOTAL U.S. GOVERNMENT OBLIGATIONS                                         1,862
                                                                          ------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 3.8%

 Investment Companies
  $  277   AIM Short-Term Investments Co.                                 $  277
           Liquid Assets Money Market Portfolio (Institutional
           Shares)
                                                                          ------

 TOTAL CASH EQUIVALENTS                                                      277
                                                                          ------

 TOTAL INVESTMENTS - 99.4%                                                 7,199

 Other Assets, less Liabilities                                               42
                                                                          ------

 NET ASSETS                                                               $7,241
                                                                          ======

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                     SAFECO California Tax-Free Income Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       It was a very good year to own municipal bonds. Not only did
BAUER munis outperform most stocks; on a tax-adjusted basis, they outperformed all other types of bonds.

                 In this great year for munis, the SAFECO California Tax-Free
              Income Fund outperformed its benchmark index and every one of its peers. It ranked first of the 107 California funds monitored by Lipper. (For the five and ten years ended December 31, 2000, the Fund was 22 of 80 funds and 4 of 39 funds, respectively.)

   The principal reasons for our success in 2000 are the same for our decade-long success: stay fully invested; buy the longest maturities (which generally yield more); use long-term deep discounts to maintain call protection, and allow the Fund to participate fully when prices rise. These strategies work in concert with my long-term approach, which is to wait months or even years for the potential of bonds we've purchased cheaply to be realized.

   Realizing tax losses is also a part of our strategy. Booking losses gives us flexibility to sell bonds with gains and buy longer, deeply discounted bonds when the market undervalues them. In this vein, much of our success in 2000 came from trades made in 1999 and before.

   The outlook for munis is good. Inflation is low and the economy has cooled considerably, perhaps to a recessionary level. The Federal Reserve is in a rate-cutting mode and supply is modest in the face of increasing demand as investors once again recognize the value of bonds. As 2001 presents a new set of challenges and opportunities, I will work to leverage them into superior returns for our shareholders.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a securities analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                  1 Year     5 Year     10 Year
------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund           18.79%      5.55%       7.52%
Lehman Brothers Long Municipal Bond Index        16.50%      6.20%       8.09%
Lipper, Inc. (California Municipal Bond Funds)   12.95%      5.06%       6.79%


Investment Values

               SAFECO
             California      Lehman Brothers
              Tax-Free       Long Municipal
             Income Fund       Bond Index
             -----------     ---------------
12/31/90        10,000           10,000
1/31/91         10,152           10,134
2/28/91         10,183           10,206
3/31/91         10,160           10,230
4/30/91         10,318           10,388
5/31/91         10,419           10,510
6/30/91         10,368           10,491
7/31/91         10,527           10,653
8/31/91         10,672           10,806
9/30/91         10,867           10,963
10/31/91        10,984           11,077
11/30/91        10,922           11,091
12/31/91        11,255           11,355
1/31/92         11,217           11,348
2/29/92         11,219           11,366
3/31/92         11,220           11,395
4/30/92         11,302           11,503
5/31/92         11,473           11,672
6/30/92         11,698           11,898
7/31/92         12,094           12,334
8/31/92         11,862           12,168
9/30/92         11,947           12,222
10/31/92        11,615           12,018
11/30/92        11,997           12,357
12/31/92        12,155           12,517
1/31/93         12,282           12,635
2/28/93         12,839           13,222
3/31/93         12,666           13,063
4/30/93         12,851           13,242
5/31/93         12,904           13,351
6/30/93         13,145           13,603
7/31/93         13,128           13,616
8/31/93         13,497           13,965
9/30/93         13,661           14,159
10/31/93        13,661           14,186
11/30/93        13,449           14,014
12/31/93        13,763           14,376
1/31/94         13,969           14,545
2/28/94         13,601           14,064
3/31/94         12,915           13,224
4/30/94         12,869           13,326
5/31/94         12,989           13,482
6/30/94         12,864           13,320
7/31/94         13,162           13,663
8/31/94         13,158           13,691
9/30/94         12,824           13,374
10/31/94        12,514           12,963
11/30/94        12,283           12,621
12/31/94        12,497           13,069
1/31/95         13,071           13,643
2/28/95         13,710           14,199
3/31/95         13,821           14,370
4/30/95         13,759           14,363
5/31/95         14,535           14,975
6/30/95         14,091           14,699
7/31/95         14,154           14,774
8/31/95         14,377           14,982
9/30/95         14,488           15,100
10/31/95        14,873           15,465
11/30/95        15,419           15,864
12/31/95        15,764           16,111
1/31/96         15,707           16,181
2/29/96         15,507           15,983
3/31/96         15,047           15,691
4/30/96         14,913           15,628
5/31/96         14,927           15,636
6/30/96         15,219           15,877
7/31/96         15,393           16,034
8/31/96         15,355           16,013
9/30/96         15,723           16,369
10/31/96        15,920           16,568
11/30/96        16,339           16,924
12/31/96        16,163           16,823
1/31/97         15,993           16,789
2/28/97         16,167           16,970
3/31/97         15,821           16,677
4/30/97         16,064           16,874
5/31/97         16,373           17,201
6/30/97         16,620           17,421
7/31/97         17,490           18,055
8/31/97         17,104           17,815
9/30/97         17,341           18,072
10/31/97        17,490           18,227
11/30/97        17,663           18,389
12/31/97        18,031           18,726
1/31/98         18,224           18,926
2/28/98         18,188           18,917
3/31/98         18,172           18,943
4/30/98         17,959           18,841
5/31/98         18,411           19,210
6/30/98         18,479           19,293
7/31/98         18,495           19,337
8/31/98         18,859           19,685
9/30/98         19,157           19,958
10/31/98        19,041           19,894
11/30/98        19,196           19,995
12/31/98        19,147           20,014
1/31/99         19,392           20,210
2/28/99         19,252           20,126
3/31/99         19,247           20,184
4/30/99         19,232           20,202
5/31/99         19,009           20,043
6/30/99         18,560           19,678
7/31/99         18,494           19,668
8/31/99         18,118           19,263
9/30/99         18,005           19,163
10/31/99        17,535           18,714
11/30/99        17,718           18,975
12/31/99        17,384           18,680
1/31/00         17,192           18,478
2/29/00         17,633           18,872
3/31/00         18,361           19,560
4/30/00         18,003           19,329
5/31/00         17,921           19,150
6/30/00         18,691           19,852
7/31/00         19,123           20,241
8/31/00         19,636           20,676
9/30/00         19,467           20,464
10/31/00        19,691           20,762
11/30/00        19,918           21,006
12/31/00        20,657           21,762

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

Current Yield (30-day)................................................     4.67%
Weighted Average Maturity.............................................  25 years

                                                                      Percent of
TOP FIVE TYPE OF BONDS                                                Net Assets
--------------------------------------------------------------------------------
Hospital...............................................................   20%
Lease Rental...........................................................   18
Local General Obligation (Limited Tax).................................   15
Utilities (Sewer)......................................................    6
Utilities (Water)......................................................    6

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
State of California General Obligation Bonds...........................  4.8%
California Educational Facilities Authority Revenue
 (Institute of Technology).............................................  4.7
CA Educational Facilities Authority Revenue............................  4.7
Airport Commission City and County of San Francisco International
 Airport Revenue.......................................................  4.6
Alameda Corridor Transportation Authority Revenue......................  4.4

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                   [PIE CHART]

1 AAA:                   57%
2 A:                     18%
3 BBB:                   13%
4 AA:                     8%
5 Cash & Other:           4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 95.8%

 California - 95.8%
   $5,000   Airports Commission City and County of San Francisco
            International Airport Revenue 4.90%, due 5/01/19 [MBIA]     $  4,952
    5,000   Alameda Corridor Transportation Authority Revenue 4.75%,
            due 10/01/25 [MBIA]                                            4,715
    5,000   CA Educational Facilities Authority Revenue 5.125%, due
            1/01/31                                                        5,005
    5,500   California Educational Facilities Authority Revenue
            (Institute of Technology) 4.50%, due 10/01/28                  4,984
    2,250   California Health Facilities Financing Authority Insured
            Health Facility Revenue (Catholic Health Care West)
            4.75%, due 7/01/19 [MBIA]                                      2,151
    4,500   California Health Facilities Financing Authority Health
            Facility Revenue (Cedars Sinai Medical Center) 6.25%, due
            12/01/34                                                       4,664
    3,715   California Statewide Communities Development Authority
            Certificates of Participation (Childrens Hospital of
            Los Angeles) 4.75%, due 6/01/21 [MBIA]                         3,511
    2,645   Capistrano Beach Water District Wastewater Enterprise
            Capital 4.75%, due 12/01/28 [MBIA]                             2,486
    1,475   Capistrano Beach Water District Wastewater Enterprise
            Capital 4.75%, due 12/01/28 [MBIA]                             1,386
    3,000   Central California Joint Powers Health Finance Authority
            6.00%, due 2/01/30                                             3,029
       20   Concord Redevelopment Agency Tax Allocation Central
            Concord Redevelopment Project 8.00%, due 7/01/18 [BIG]            21
    3,750   Culver City Redevelopment Financing Authority Tax
            Allocation Revenue 4.60%, due 11/01/20 [AMBAC]                 3,495

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
   $5,000   Duarte California Certificates of Participation City of
            Hope Medical Center 5.25%, due 4/01/31                      $  4,386
    2,100   Fresno Joint Powers Financing Authority Lease Revenue
            Exhibition Hall Expansion Project 4.75%, due 9/01/28
            [AMBAC]                                                        1,974
    4,600   Long Beach Financial Authority Lease Revenue 5.00%, due
            10/01/27 [MBIA]                                                4,521
    2,400   Los Angeles California Wastewater System Revenue (Series
            A) 5.00%, due 6/01/23 [FGIC]                                   2,371
    1,200 + Los Angeles Convention and Exhibition Center Authority
            Certificates of Participation 9.00%, due 12/01/20
            (Prerefunded 12/01/05 @ 100)                                   1,461
    3,000   Los Angeles County California Certificates of
            Participation (Disney Parking Refund Project) 4.75%, due
            3/01/23 [AMBAC]                                                2,846
    3,450   Los Angeles Department of Water and Power Waterworks
            Revenue 4.25%, due 10/15/34 [MBIA]                             2,867
    3,585   Metropolitan Water District of Southern California
            Waterworks Revenue 5.00%, due 7/01/37                          3,487
    3,990   Palomar Pomerado Health System California Insured Revenue
            4.75%, due 11/01/23 [MBIA]                                     3,731
    4,435   Pittsburg Redevelopment Agency Los Medanos Community
            Development Project Tax Allocation 4.625%, due 8/01/21
            [AMBAC]                                                        4,120
    4,900   Redding Joint Powers Financing Authority Solid Waste and
            Corporation Yard Revenue 5.00%, due 1/01/23                    4,656
    2,500   San Bernardino County Certificates of Participation
            (Medical Center Financing Project) 5.50%, due 8/01/24          2,407
    4,000   San Gabriel Valley School Finance Authority Revenue
            (Pamona Unified School District) 5.50%, due 2/01/24            4,014

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
   $5,000  San Joaquin Hills Transportation Corridor Agency Senior
           Lien Toll Road Revenue 5.00%, due 1/01/33                    $  4,395
    4,000  San Jose Redevelopment Agency (Merged Area Redevelopment
           Project Tax Allocation) 4.75%, due 8/01/22                      3,714
    1,335  Southern California Public Power Authority Power Project
           Revenue (Multiple Projects) 5.50%, due 7/01/20                  1,336
    5,500  State of California General Obligation Bonds 4.75%, due
           4/01/29                                                         5,152
    4,635  Thousand Oaks Certificate of Participation Wastewater
           System Revenue 4.875%, due 10/01/23 [FSA]                       4,495
                                                                        --------

 TOTAL MUNICIPAL BONDS                                                   102,332
                                                                        --------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CASH EQUIVALENTS - 2.7%
   $2,933  SEI Tax Exempt Institutional Tax-Free Portfolio              $  2,933
                                                                        --------

 TOTAL CASH EQUIVALENTS                                                    2,933
                                                                        --------

 TOTAL INVESTMENTS - 98.5%                                               105,265

 Other Assets, less Liabilities                                            1,574
                                                                        --------

 NET ASSETS                                                             $106,839
                                                                        ========

--------------------------------------------------------------------------------
+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors Assurance Corp. [MBIA]                          29.6%
  Financial Guaranty Insurance Corp. [FGIC]                                 2.3
  AMBAC Indemnity Corp. [AMBAC]                                            12.2
  Financial Security Assurance, Inc. [FSA]                                  4.4
                                                                           ----
                                                                           48.5%
                                                                           ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO Municipal Bond Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
STEPHEN C.       It was a very good year to own municipal bonds. Not only did
BAUER munis outperform most stocks; on a tax-adjusted basis, they outperformed all other types of bonds.

                 In this good year to own municipal bonds, the SAFECO
              Municipal Bond Fund outperformed its peers, ranking 10th of the 273 general municipal funds monitored by Lipper. (For the five and ten years ended December 31, 2000, the Fund was 22 of 187 funds and 10 of 85 funds, respectively.) The Fund did not beat its benchmark index, as it has fees, call features, cash and expenses that the index does not.

   The principal reasons for our success in 2000 are the same for our decade-long generally higher yield: use long-term deep discounts to maintain call protection and allow the Fund to participate fully when prices rise. These strategies work in concert with my long-term approach, which is to wait months or even years for the potential of bonds we've purchased cheaply to be realized.

   Realizing tax losses is also part of our strategy. Booking losses gives us flexibility to sell bonds with gains and buy longer, deeply-discounted bonds when the market undervalues them. In this vein, much of our success in 2000 came from trades made in 1999 and before.

   The outlook for munis is good. Inflation is low, and the economy has cooled considerably, perhaps to a recessionary level. The Federal Reserve is in a rate-cutting mode and supply is modest in the face of increasing demand as investors once again recognize the value of bonds. As 2001 presents a new set of challenges and opportunities, we will work to leverage them into superior returns for our shareholders.

Stephen C. Bauer

--------------------------------------------------------------------------------

Stephen C. Bauer joined SAFECO in 1971 as a securities analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the
periods ended December 31, 2000                  1 Year     5 Year     10 Year
------------------------------------------------------------------------------
SAFECO Municipal Bond Fund                       14.17%      5.40%       7.29%
Lehman Brothers Long Municipal Bond Index        16.50%      6.20%       8.09%
Lipper, Inc. (General Municipal Bond Funds)      10.83%      4.66%       6.68%


Investment Values

              SAFECO       Lehman Brothers
             Municipal     Long Municipal
             Bond Fund       Bond Index
             ---------     ---------------
12/31/90       10,000           10,000
1/31/91        10,158           10,134
2/28/91        10,202           10,206
3/31/91        10,215           10,230
4/30/91        10,386           10,388
5/31/91        10,491           10,510
6/30/91        10,455           10,491
7/31/91        10,621           10,653
8/31/91        10,783           10,806
9/30/91        10,955           10,963
10/31/91       11,072           11,077
11/30/91       11,036           11,091
12/31/91       11,378           11,355
1/31/92        11,280           11,348
2/29/92        11,309           11,366
3/31/92        11,295           11,395
4/30/92        11,401           11,503
5/31/92        11,594           11,672
6/30/92        11,844           11,898
7/31/92        12,300           12,334
8/31/92        12,048           12,168
9/30/92        12,071           12,222
10/31/92       11,808           12,018
11/30/92       12,170           12,357
12/31/92       12,374           12,517
1/31/93        12,494           12,635
2/28/93        13,035           13,222
3/31/93        12,830           13,063
4/30/93        13,006           13,242
5/31/93        13,081           13,351
6/30/93        13,349           13,603
7/31/93        13,298           13,616
8/31/93        13,651           13,965
9/30/93        13,804           14,159
10/31/93       13,842           14,186
11/30/93       13,667           14,014
12/31/93       13,940           14,376
1/31/94        14,110           14,545
2/28/94        13,692           14,064
3/31/94        12,997           13,224
4/30/94        13,009           13,326
5/31/94        13,165           13,482
6/30/94        13,020           13,320
7/31/94        13,319           13,663
8/31/94        13,329           13,691
9/30/94        13,000           13,374
10/31/94       12,722           12,963
11/30/94       12,460           12,621
12/31/94       12,790           13,069
1/31/95        13,261           13,643
2/28/95        13,818           14,199
3/31/95        13,919           14,370
4/30/95        13,898           14,363
5/31/95        14,545           14,975
6/30/95        14,233           14,699
7/31/95        14,302           14,774
8/31/95        14,486           14,982
9/30/95        14,594           15,100
10/31/95       14,900           15,465
11/30/95       15,312           15,864
12/31/95       15,538           16,111
1/31/96        15,588           16,181
2/29/96        15,416           15,983
3/31/96        15,064           15,691
4/30/96        14,951           15,628
5/31/96        14,976           15,636
6/30/96        15,196           15,877
7/31/96        15,383           16,034
8/31/96        15,328           16,013
9/30/96        15,638           16,369
10/31/96       15,822           16,568
11/30/96       16,175           16,924
12/31/96       16,032           16,823
1/31/97        15,955           16,789
2/28/97        16,120           16,970
3/31/97        15,845           16,677
4/30/97        16,045           16,874
5/31/97        16,314           17,201
6/30/97        16,519           17,421
7/31/97        17,192           18,055
8/31/97        16,896           17,815
9/30/97        17,130           18,072
10/31/97       17,263           18,227
11/30/97       17,393           18,389
12/31/97       17,744           18,726
1/31/98        17,927           18,926
2/28/98        17,917           18,917
3/31/98        17,921           18,943
4/30/98        17,761           18,841
5/31/98        18,146           19,210
6/30/98        18,259           19,293
7/31/98        18,289           19,337
8/31/98        18,612           19,685
9/30/98        18,864           19,958
10/31/98       18,765           19,894
11/30/98       18,851           19,995
12/31/98       18,871           20,014
1/31/99        19,085           20,210
2/28/99        18,954           20,126
3/31/99        18,953           20,184
4/30/99        19,023           20,202
5/31/99        18,869           20,043
6/30/99        18,519           19,678
7/31/99        18,488           19,668
8/31/99        18,162           19,263
9/30/99        18,051           19,163
10/31/99       17,736           18,714
11/30/99       17,909           18,975
12/31/99       17,700           18,680
1/31/00        17,560           18,478
2/29/00        17,904           18,872
3/31/00        18,415           19,560
4/30/00        18,231           19,329
5/31/00        18,089           19,150
6/30/00        18,705           19,852
7/31/00        19,071           20,241
8/31/00        19,424           20,676
9/30/00        19,251           20,464
10/31/00       19,493           20,762
11/30/00       19,664           21,006
12/31/00       20,214           21,762

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

Current Yield (30-day)...............................................      5.00%
Weighted Average Maturity............................................ 23.7 years

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency
 Senior Lien Toll Road Revenue.........................................  4.4%
Massachusetts State Housing Finance Agency (Series B)..................  3.9
Illinois Educational Facilities Authority Adjustable Demand Revenue
 (University of Chicago)...............................................  3.7
West Virginia State Hospital Finance Authority
 (Charleston Area Medical Center) Series A.............................  3.0
Austin Combined Utility System Revenue.................................  2.9

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
California.............................................................  14%
Massachusetts..........................................................  10
Texas..................................................................   9
Indiana................................................................   8
New York...............................................................   8

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                   [PIE CHART]

1 AAA:                   45%
2 A:                     19%
3 BBB:                   17%
4 AA:                    16%
5 Cash & Other:           2%
6 Not Rated:              1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 97.7%

 Alaska - 2.7%
  $14,500   Alaska Housing Finance Corp. (General Housing Purpose)
            5.00%, due 12/01/18                                         $ 13,696
       80   Alaska Housing Finance Corp. Collateralized (Veterans
            Mortgage Program)
            6.50%, due 6/01/31                                                81

 Arizona - 1.8%
    9,800   Phoenix Civic Improvement Corp. Wastewater System Lease
            Revenue 4.75%, due 7/01/23                                     9,232

 California - 13.7%
    5,000   Los Angeles Wastewater System Revenue
            4.70%, due 11/01/19 [FGIC]                                     4,747
    3,550 + Northern California Power Agency Geothermal Project
            Revenue 5.00%, due 7/01/09
            (Prerefunded 7/01/08 @ 100)                                    3,740
    6,400   Pittsburg Redevelopment Agency Los Medanos Community
            Development Project Tax Allocation
            4.625%, due 8/01/21 [AMBAC]                                    5,945
   11,995   Pittsburg Redevelopment Agency Los Medanos Community
            Development Project Tax Allocation
            5.80%, due 8/01/34 [FSA]                                      13,200
    2,000   Redding Joint Powers Financing Authority Solid Waste and
            Corporation Yard Revenue
            5.00%, due 1/01/23                                             1,900
    6,690   Sacramento County Sanitation District Finance Authority
            Revenue
            4.75%, due 12/01/23                                            6,524
    8,010   San Joaquin County Public Facilities Financing Corp.
            Certificates of Participation Capital Facilities Project
            4.75%, due 11/15/19 [MBIA]                                     7,700
   25,000   San Joaquin Hills Transportation Corridor Agency Senior
            Lien Toll Road Revenue
            5.00%, due 1/01/33                                            21,977

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $ 3,165   Southern California Public Power Authority Power Project
            Revenue (Multiple Projects)
            5.50%, due 7/01/20                                          $  3,168

 Colorado - 2.8%
    1,000   Colorado Housing Finance Authority Multi-Family Mortgage
            Revenue
            8.30%, due 10/01/23                                            1,054
   13,000   Colorado Springs Hospital Revenue 6.375%, due 12/15/30        12,958

 Florida - 2.1%
    2,750   Mid-Bay Bridge Authority Revenue 6.05%, due 10/01/22           2,803
    7,500   Tallahassee Florida Health Facilities Revenue
            (Tallahassee Memorial Healthcare, Inc.)
            6.375%, due 12/01/30                                           7,660

 Georgia - 1.4%
    6,750 + Atlanta Water and Sewage Revenue
            4.50%, due 1/01/18 (Prerefunded 1/01/04 @ 100)                 6,820

 Illinois - 6.3%
    2,000   Chicago Illinois Sales Tax Revenue 5.375%, due 1/01/27
            [FGIC]                                                         2,015
   17,500 + Illinois Educational Facilities Authority Adjustable
            Demand Revenue (University of Chicago) 5.70%, due
            12/01/25 (Prerefunded 12/01/03 @ 102)                         18,541
    5,000 + Metropolitan Pier and Exposition Authority Mccormick
            Place Convention Complex Hospitality Facilities Revenue
            7.00%, due 7/01/26 (Escrowed to Maturity)                      6,178
    4,770   University of Illinois Auxiliary Facilities System
            Revenue
            5.75%, due 4/01/22                                             4,830

 Indiana - 8.0%
      195   Beech Grove Economic Development Revenue (Westvaco Corp.)
            8.75%, due 7/01/10                                               199

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $11,000 + East Chicago Elementary School Building Corp. First
            Mortgage 7.00%, due 1/15/16 (Prerefunded 1/15/03 @ 102)     $ 11,787
    7,715   Hammond Multi-School Building Corp. First Mortgage
            Revenue 6.20%, due 7/10/15                                     8,030
   17,550   Indiana State Development Finance Authority Environmental
            Revenue
            5.60%, due 12/10/32                                           13,833
    6,450 + Indianapolis Gas Utility System Revenue
            4.00%, due 6/01/11 [FGIC] (Escrowed to Maturity)               6,133

 Kentucky - 0.4%
    2,000   Kentucky Economic Development Finance Authority Health
            System Revenue (Norton Healthcare, Inc.) Series A
            6.625%, due 10/01/28                                           1,983

 Maryland - 2.8%
    5,125   Baltimore Project and Revenue (Water Projects)
            5.00%, due 7/01/24 [FGIC]                                      5,104
    5,000   Maryland Health and Higher Educational Facilities
            Authority Revenue (University of Maryland Medical System)
            4.75%, due 7/01/23 [FGIC]                                      4,678
    4,000   MHHEA Facilities Revenue
            6.75%, due 7/01/30                                             4,196

 Massachusetts - 9.7%
    5,750   Massachusetts Bay Transportation Authority System Revenue
            4.50%, due 3/01/26 [MBIA]                                      5,107
    5,140   Massachusetts Housing Finance Agency Housing Revenue
            6.20%, due 7/01/38 [AMBAC]                                     5,316
   20,000   Massachusetts State Housing Finance Agency (Series B)
            5.40%, due 12/01/28 [MBIA]                                    19,743
    8,000   Massachusetts State Turnpike Authority Metropolitan
            Highway System Revenue (Series A)
            5.00%, due 1/01/37 [MBIA]                                      7,631

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
   $8,985   Massachusetts State Turnpike Authority Metropolitan
            Highway System Revenue (Series B) 5.125%, due 1/01/37
            [MBIA]                                                      $  8,750
    2,500   Massachusetts Water Resources Authority Revenue
            4.75%, due 12/01/23                                            2,334

 Michigan - 1.0%
    5,250   Detroit Water Supply System Revenue
            4.75%, due 7/01/19 [FGIC]                                      4,989

 Mississippi - 0.9%
    5,000   Harrison County Wastewater Management and Solid Waste
            Revenue
            4.75%, due 2/01/27 [FGIC]                                      4,627

 Missouri - 0.7%
    4,000   Missouri Health and Education Facilities Authority
            Educational Facilities Revenue
            4.75%, due 11/15/37                                            3,628

 New Jersey - 0.2%
      840 + New Jersey Turnpike Authority Revenue
            10.375%, due 1/01/03 (Escrowed to Maturity)                      902

 New Mexico - 0.5%
    2,350   Farmington Collateralized Pollution Control Revenue
            (Tucson Gas and Electric Co.)
            6.10%, due 1/01/08                                             2,323

 New York - 7.8%
    2,570   Metropolitan Transportation Authority New York Dedicated
            Tax Fund
            4.75%, due 4/01/28 [FGIC]                                      2,388
    2,100   New York City Municipal Water Finance Authority Water and
            Sewer System Revenue
            5.00%, due 6/15/17 [FGIC]                                      2,118
    1,500   New York Dormitory Authority State University Educational
            Facilities Revenue
            5.00%, due 7/01/15                                             1,502
    5,500   New York Dormitory Authority State University Educational
            Facilities Revenue
            5.25%, due 5/15/15                                             5,719

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $ 4,400   New York Dormitory Authority State University
            Educational Facilities Revenue
            7.50%, due 5/15/11                                          $  5,252
    5,250   New York Dormitory Authority State University
            Educational Facilities Revenue
            7.50%, due 5/15/13                                             6,587
   10,500   Port Authority New York & New Jersey Consolidated
            Revenue 4.375%, due 10/01/33 [FGIC]                            9,071
    6,500   Urban Development Corp. Correctional Facilities
            Revenue 5.375%, due 1/01/25                                    6,528

 North Carolina - 5.3%
   11,000   North Carolina Eastern Municipal Power Agency Power
            System Revenue
            6.00%, due 1/01/22                                            11,052
   10,885   North Carolina Medical Care Commission Health Care
            Facilities Revenue (Duke University Health System)
            4.75%, due 6/01/28 [MBIA]                                      9,894
    3,720   North Carolina Medical Care Commission Hospital
            Revenue 4.75%, due 12/01/28 [MBIA]                             3,379
    2,280   North Carolina Medical Care Commission Hospital
            Revenue 4.75%, due 12/01/28 [MBIA]                             2,071

 North Dakota - 0.6%
    3,000   Grand Forks North Dakota Health Care System Revenue
            (Altru Health System)
            7.125%, due 8/15/24                                            3,076

 Oklahoma - 1.2%
    5,590   McGee Creek Authority Water Revenue
            6.00%, due 1/01/23 [MBIA]                                      6,236

 Pennsylvania - 1.9%
    5,000   Southeastern Pennsylvania Transportation Authority
            (Series A)
            4.75%, due 3/01/29 [FGIC]                                      4,600
    5,000   University Area Joint Authority Sewer Revenue
            4.75%, due 11/01/20 [MBIA]                                     4,711

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 South Carolina - 5.4%
  $   565   Charleston County Pollution Control Facilities Revenue
            5.90%, due 8/01/03                                          $    565
    5,500   Pickens and Richland Counties Hospital Facilities Revenue
            5.75%, due 8/01/21 [AMBAC]                                     5,515
   15,000   Piedmont Municipal Power Agency South Carolina Electric
            Revenue 5.25%, due 1/01/21 [MBIA]                             13,342
    7,500   South Carolina Jobs--Economic Development Authority
            Hospital Facilities Revenue (Palmetto Health Alliance)
            7.375%, due 12/15/21                                           7,453

 Texas - 9.1%
    7,000   Austin Combined Utility Revenue 4.25%, due 5/15/28 [MBIA]      5,854
   10,000   Austin Combined Utility System Revenue
            12.50%, due 11/15/07 [MBIA]                                   14,584
    1,040   Austin Water, Sewer and Electric Revenue
            14.00%, due 11/15/01                                           1,096
      155 + Austin Water, Sewer and Electric Revenue
            14.00%, due 11/15/01 (Escrowed to Maturity)                      164
       15 + Austin Water, Sewer and Electric Revenue
            14.00%, due 11/15/01 (Prerefunded Various Dates/Prices)           16
   14,300   Hurst-Euless-Bedford Texas Independed School District
            General Obligation Unlimited Tax Refund
            4.50%, due 8/15/25 [PSF]                                      12,719
    5,350   North East Texas School District General Obligation
            4.50%, due 10/01/28 [PSF]                                      4,718
    4,500   San Antonio Electric & Gas Revenue
            4.50%, due 2/01/21                                             4,099
    2,260   Texas Municipal Power Agency Revenue
            5.50%, due 9/01/13 [FGIC]                                      2,263

 Utah - 1.1%
    5,635   Weber County Utah Hospital Revenue (IHC Health Services)
            5.00%, due 8/15/30 [AMBAC]                                     5,281

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Virginia - 0.8%
  $ 1,250   Loudoun County Sanitation Authority Water and Sewer
            Revenue
            4.75%, due 1/01/30 [MBIA]                                   $  1,158
    3,240   Prince William County Authority Water and Sewer Systems
            Revenue 4.75%, due 7/01/29 [FGIC]                              3,002

 Washington - 6.5%
    5,055   Douglas County Public Utility District #1 Wells
            Hydroelectric Revenue
            8.75%, due 9/01/18                                             6,245
    2,200 + Douglas County Public Utility District #1 Wells
            Hydroelectric Revenue
            8.75%, due 9/01/18 (Prerefunded 9/01/06 @ 106)                 2,795
    2,500   King County Housing Authority Pooled Housing Revenue
            6.80%, due 3/01/26                                             2,609
    1,650   King County Limited Tax General Obligation (Various
            Purposes) 4.75%, due 1/01/19                                   1,558
    2,255   King County Public Hospital District #1 Hospital
            Facilities Revenue (Valley Medical Center) 5.50%, due
            9/01/17 [AMBAC]                                                2,267
    2,800   Lewis County Public Utility District #1 Cowlitz Falls
            Hydroelectric Project Revenue 6.00%, due 10/01/24              2,819
    3,163   Seattle Housing Authority Low Income Housing Revenue
            (Mt. Zion Project)
            6.60%, due 8/20/38                                             3,414
    6,290   Vancouver Washington Housing Authority Revenue
            (Springbrook Square)
            5.65%, due 3/01/31                                             5,439
    3,000   Washington Health Care Facilities Authority Revenue (Fred
            Hutchinson Cancer Research Center)
            7.375%, due 1/01/18                                            3,060
    2,610   Washington Public Power Supply System Nuclear Project #3
            Revenue
            5.50%, due 7/01/18 [AMBAC]                                     2,614

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 West Virginia - 3.0%
  $15,000   West Virginia State Hospital Finance Authority
            (Charleston Area Medical Center) Series A 6.75%, due
            9/01/30                                                     $ 15,292
                                                                        --------

 TOTAL MUNICIPAL BONDS                                                   490,187
                                                                        --------

 CASH EQUIVALENTS - 0.8%
    4,061   Federated Tax-Exempt Money Market Fund, Inc.                   4,061
                                                                        --------
 TOTAL CASH EQUIVALENTS                                                    4,061
                                                                        --------
 TOTAL INVESTMENTS - 98.5%                                               494,248
 Other Assets, less Liabilities                                            7,321
                                                                        --------
 NET ASSETS                                                             $501,569
                                                                        ========
--------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors Assurance Corp. [MBIA]                          22.5%
  Financial Guaranty Insurance Corp. [FGIC]                                11.4
  AMBAC Indemnity Corp. [AMBAC]                                             5.5
  Financial Security Assurance, Inc. [FSA]                                  2.7
  Texas Permanent School Fund [PSF]                                         3.6
                                                                           ----
                                                                           45.7%
                                                                           ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                  SAFECO Intermediate-Term Municipal Bond Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
MARY V.          Municipal bonds had a good year and a great December.
METASTASIO    Unfortunately, the SAFECO Intermediate-Term Municipal Bond
              Fund's shorter average maturity kept it from participating to the fullest extent possible in the rallies of 2000. Thus, our positive returns are less than those of our Lipper peer funds and the benchmark index.

                 Issuance of new securities was low throughout the year and relatively few bonds have been trading, making it extremely difficult to extend maturity. We made some progress replacing shorter positions in the Fund with longer ones in order to extend maturity. Unfortunately, the maturity of our holdings shortens naturally with the passage of time. The net effect is that, despite our efforts to lengthen, our years to maturity were 5.7 at both June 30 and December 31--not long enough to catch the full benefit of the hot market.

   Those who make predictions see a good year for municipal bonds ahead. I see no reason to disagree. I will continue to work to extend the maturity of the Fund so that we experience more of the benefit from any upswing that may occur, but not so much that we are depending on it.

Mary V. Metastasio

--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a municipal bond analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a BA in dramatic arts from Whitman College and an MBA from the University of Washington. Metastasio is a past chairman of the National Federation of Municipal Analysts. She is a vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the                                   Since
periods ended December 31, 2000                    1 Year   5 Year  Inception*
------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund        7.44%    4.59%    4.97%
Lehman Brothers 7-Year Municipal Bond Index         9.07%    5.40%    5.77%
Lipper, Inc. (Intermediate Municipal Bond Funds)    8.55%    4.67%    6.17%

* The Fund's inception date was March 18, 1993.


Investment Values

                 SAFECO         Lehman Brothers
              Intermediate-         7-Year
             Term Municipal        Municipal
               Bond Fund          Bond Index
             --------------     ---------------
3/18/93          10,000             10,000
3/31/93           9,977             10,062
4/30/93          10,044             10,093
5/31/93          10,062             10,277
6/30/93          10,222             10,278
7/31/93          10,204             10,461
8/31/93          10,414             10,575
9/30/93          10,575             10,602
10/31/93         10,627             10,508
11/30/93         10,535             10,702
12/31/93         10,719             10,816
1/31/94          10,846             10,581
2/28/94          10,576             10,299
3/31/94          10,240             10,375
4/30/94          10,285             10,427
5/31/94          10,363             10,408
6/30/94          10,327             10,555
7/31/94          10,454             10,610
8/31/94          10,527             10,509
9/30/94          10,339             10,403
10/31/94         10,152             10,251
11/30/94          9,932             10,407
12/31/94         10,117             10,602
1/31/95          10,347             10,840
2/28/95          10,625             10,953
3/31/95          10,749             10,982
4/30/95          10,797             11,274
5/31/95          11,105             11,264
6/30/95          11,060             11,408
7/31/95          11,186             11,543
8/31/95          11,301             11,587
9/30/95          11,341             11,688
10/31/95         11,470             11,817
11/30/95         11,587             11,879
12/31/95         11,656             11,994
1/31/96          11,776             11,954
2/29/96          11,762             11,838
3/31/96          11,570             11,816
4/30/96          11,548             11,799
5/31/96          11,513             11,889
6/30/96          11,563             11,988
7/31/96          11,709             11,994
8/31/96          11,728             12,102
9/30/96          11,817             12,233
10/31/96         11,951             12,437
11/30/96         12,140             12,400
12/31/96         12,093             12,444
1/31/97          12,114             12,548
2/28/97          12,216             12,386
3/31/97          12,065             12,450
4/30/97          12,098             12,607
5/31/97          12,268             12,728
6/30/97          12,396             13,024
7/31/97          12,687             12,931
8/31/97          12,566             13,068
9/30/97          12,720             13,145
10/31/97         12,778             13,191
11/30/97         12,821             13,354
12/31/97         13,000             13,493
1/31/98          13,092             13,505
2/28/98          13,092             13,505
3/31/98          13,091             13,428
4/30/98          13,005             13,624
5/31/98          13,196             13,663
6/30/98          13,229             13,708
7/31/98          13,266             13,918
8/31/98          13,457             14,097
9/30/98          13,602             14,117
10/31/98         13,626             14,156
11/30/98         13,635             14,186
12/31/98         13,693             14,393
1/31/99          13,835             14,311
2/28/99          13,784             14,306
3/31/99          13,769             14,340
4/30/99          13,795             14,269
5/31/99          13,725             14,063
6/30/99          13,532             14,158
7/31/99          13,617             14,126
8/31/99          13,601             14,178
9/30/99          13,612             14,118
10/31/99         13,531             14,221
11/30/99         13,618             14,165
12/31/99         13,574             14,131
1/31/00          13,519             14,189
2/29/00          13,594             14,390
3/31/00          13,735             14,336
4/30/00          13,680             14,304
5/31/00          13,637             14,623
6/30/00          13,912             14,808
7/31/00          14,068             15,001
8/31/00          14,210             14,955
9/30/00          14,193             15,083
10/31/00         14,297             15,153
11/30/00         14,361             15,450
12/31/00         14,588

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Current Yield (30-day).............................................      3.91%
  Weighted Average Maturity..........................................  5.7 years


                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
North Carolina Municipal Power Agency #1 Catawba Electric Revenue....... 5.7%
New York State Housing Finance Agency Health Facilities Revenue......... 5.3
Mississippi Hospital Equipment and Facilities Authority Revenue
 (Mississippi Baptist Medical Center)................................... 4.5
Trinity River Authority Revenue (Tarrant County Water Project).......... 4.4
Tempe Arizona Unified High School District #213 General Obligation...... 4.3

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
Washington.............................................................  14%
Texas..................................................................  13
Illinois...............................................................  11
New York...............................................................   9
Kentucky...............................................................   7

Credit Rating Distribution
As a Percent of Net Assets
--------------------------------------------------------------------------------

                                   [PIE CHART]

1 AAA:                   58%
2 AA:                    21%
3 A:                     16%
4 BBB:                    3%
5 Cash & Other:           2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-Term Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 98.0%

 Alabama - 3.8%
   $500     Southeast Alabama Gas District System Revenue 5.30%, due      $  530
            6/01/12 [AMBAC]

 Arizona - 4.3%
    600     Tempe Arizona Unified High School District #213                  598
            General Obligation 4.50%, due 7/01/11 [FGIC]

 California - 4.4%
    220     Pleasanton Joint Powers Financing Authority Reassessment         225
            Revenue 5.80%, due 9/02/02
    360   + Sacramento Municipal Utility District Electric Revenue           382
            5.50%, due 2/01/11 (Escrowed to Maturity)

 Connecticut - 0.8%
    100     Connecticut Housing Finance Authority Housing Mortage            102
            Finance Program 5.40%, due 5/15/03

 District of Columbia - 3.3%
    155     District of Columbia General Obligation 5.30%, due 6/01/03       158
    145   + District of Columbia General Obligation 5.30%, due               148
            6/01/03 (Escrowed to Maturity)
     50     District of Columbia General Obligation 5.75%, due 6/01/03        51
    100   + District of Columbia General Obligation 5.75%, due               104
            6/01/03 (Escrowed to Maturity)

 Georgia - 0.7%
    100     Georgia Municipal Electric Authority General Power Revenue       103
            5.75%, due 1/01/03

 Illinois - 10.6%
    300     Illinois Health Facilities Authorities Revenue                   302
            (Masonic Medical Center) 5.20%, due 10/01/03
    500     Joliet Waterworks and Sewage Revenue 7.00%, due 1/01/05          550
            [FGIC]
    235   + Metro Pier & Exposition Authority Dedicated State Tax            242
            Prerefunded (Series A) 5.50%, due 6/15/03 [MBIA]
     40   + Metro Pier & Exposition Authority Dedicated State Tax             42
            Prerefunded (Series A) 5.90%, due 6/15/03 (Escrowed to
            Maturity)

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
   $265     Metro Pier & Exposition Authority Dedicated State Tax        $   273
            Unrefunded (Series A) 5.50%, due 6/15/03 [MBIA]
     25     Metro Pier & Exposition Authority Dedicated State Tax             26
            Unrefunded (Series A) 5.90%, due 6/15/03
     35   + Metropolitan Pier and Exposition Authority McCormick              36
            Place Expansion Project
            5.90%, due 6/15/03 (Escrowed to Maturity)

 Indiana - 1.5%
    100     Indiana Bond Bank State Revolving Fund Program 5.90%, due        103
            2/01/03
    100     Indianapolis Local Public Improvement Bond Bank                  104
            Transportation Revenue
            5.80%, due 7/01/03

 Kentucky - 7.3%
    500     Kentucky Economic Development Finance Authority Health           494
            System Revenue (Norton Healthcare, Inc.) Series A 6.25%,
            due 10/01/12
    500     Kentucky State Property and Buildings Commission Revenue         522
            5.50%, due 9/01/04

 Louisiana - 0.6%
     85     Louisana Public Facilities Authority Student Loan Revenue         85
            6.20%, due 3/01/01

 Maine - 2.3%
    300     Maine Munipal Bond Bank                                          313
            5.00%, due 11/01/09 [FSA]

 Massachusetts - 3.0%
    400     Massachusetts Water Resources Authority General Revenue          423
            5.25%, due 12/01/08

 Michigan - 2.3%
    300     Tecumseh Michigan Public Schools General Obligation              314
            5.125%, due 5/01/09

 Mississippi - 4.5%
    600     Mississippi Hospital Equipment and Facilities Authority          620
            Revenue (Mississippi Baptist Medical Center) 5.40%, due
            5/01/04 [MBIA]

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO Intermediate-Term Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 New Jersey - 0.4%
   $ 50     New Jersey Housing and Mortgage Finance Agency Housing        $   51
            Revenue 6.00%, due 11/01/02

 New York - 9.0%
    100     Metropolitan Transportation Authority Transit Facilities         102
            Service Contract Revenue 5.375%, due 7/01/02
     10     New York City Water & Sewer Systems Revenue (Series B)            10
            5.00%, due 6/15/03
    390     New York City Water & Sewer Systems Revenue (Series B)           398
            5.00%, due 6/15/03
    700     New York State Housing Finance Agency Health Facilities          742
            Revenue 6.375%, due 11/01/04

 North Carolina - 5.7%
    800     North Carolina Municipal Power Agency #1 Catawba Electric        792
            Revenue 4.10%, due 1/01/05 [AMBAC]

 Oklahoma - 3.1%
    430   + Oklahoma Industries Authority Health Facilities Revenue          435
            (Sisters of Mercy Health System, St. Louis, Inc.) 5.20%,
            due 6/01/05 (Escrowed to Maturity)

 Pennsylvania - 3.7%
    500     Philadelphia Parking Authority Airport Parking Revenue           516
            4.875%, due 9/01/09 [FSA]

 Texas - 12.7%
    250     Austin Combined Utility Systems Revenue                          268
            5.25%, due 11/15/06
    100   + Coastal Bend Health Facility Development Corp. Health            103
            Services Revenue (Incarnate Word) 5.70%, due 1/01/03
            [AMBAC] (Escrowed to Maturity)
    100     Houston Water and Sewer System Junior Lien Revenue               103
            5.75%, due 12/01/02
    300     San Felipe Del Rio Texas Independant School District             308
            5.00%, due 8/15/12

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
   $350     Socorro Independent School District Unlimited Tax General    $   375
            Obligation 5.80%, due 2/15/11 [PSF]
    600   + Trinity River Authority Revenue (Tarrant County Water            611
            Project) 5.25%, due 2/01/05 [AMBAC] (Partially Prerefunded
            2/01/03 @ 100)

 Washington - 14.0%
    400     Clark County Public Utility District #1 Generating System        436
            Revenue 6.00%, due 1/01/07 [FGIC]
    360     King County Housing Authority Pooled Housing Revenue             355
            4.70%, due 7/01/08
    500     Seattle Library Facilities 5.375%, due 12/01/10                  533
    500     Tacoma Electric System Revenue 5.80%, due 1/01/04 [FGIC]         521
    100     Washington Health Care Facilities Authority Revenue              103
            (Empire Health Service, Spokane) 5.50%, due 11/01/03
            [MBIA]
                                                                         -------

 TOTAL MUNICIPAL BONDS                                                    13,612
                                                                         -------

 CASH EQUIVALENTS - 1.0%
    140     Federated Tax-Exempt Money Market Fund, Inc.                     140
                                                                         -------

 TOTAL CASH EQUIVALENTS                                                      140
                                                                         -------

 TOTAL INVESTMENTS - 99.0%                                                13,752

 Other Assets, less Liabilities                                              144
                                                                         -------

 NET ASSETS                                                              $13,896
                                                                         =======
--------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securites (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

 Municipal Bond Investors Assurance Corp. [MBIA]                            9.1%
 Financial Guaranty Insurance Corp. [FGIC]                                 15.5
 AMBAC Indemnity Corp. [AMBAC]                                             15.0
 Financial Security Assurance, Inc. [FSA]                                   6.1
 Texas Permanent School Fund [PSF]                                          2.8
                                                                           ----
                                                                           48.5%
                                                                           ====

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                      SAFECO Insured Municipal Bond Fund
                               December 31, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

[PHOTO]
BEVERLY R.       Long insured municipals were the top-performing sector of the
DENNY tax-free market, returning 18.28% for the year. During this time, the SAFECO Insured Municipal Bond Fund outperformed its Lipper peers, but not its benchmark index. While the Fund's return of 17.64% is remarkable unto itself, exceeding the Lehman Long Insured Index would have been more so, as the Fund has expenses, cash holdings and call features that the index does not.

                 The Fund's longer duration makes it more sensitive to changes in interest rates. Thus, when municipal yields fell and bond prices rose, the Fund outperformed its peers.

   Municipal bond prices rose during the year as yields fell. According to the Bond Buyer 40 Yield-to-Maturity Index, yields began the year 6.25%, fell to 5.91% by mid-year and finished 2000 at 5.47%. Bond prices appreciated as economic data showed slower growth.

   The AAA rating that insurance provides has become less valuable in the marketplace as the availability of information has increased, especially in low-risk sectors, such as water and sewer bonds.

   Hospital bonds continue to compose the Fund's largest asset category, followed by water & sewer and electric utilities. Of revenue bonds (bonds that finance revenue-producing facilities), water & sewer had the best return for the year, followed by education and hospital issues.

   The strategy for the Fund remains the same: buy long, discount bonds at relatively cheap prices. As such, the Fund will have wide fluctuations in price and should only be considered as a long-term investment.

Beverly R. Denny

-------------------------------------------------------------------------------

Beverly R. Denny joined to SAFECO in 1991. She holds an MBA from the University of Virginia and a BS in finance/economics from Babson College. She is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              [PERFORMANCE GRAPH]

                      PERFORMANCE OVERVIEW - NO-LOAD CLASS

Average Annual Total Return for the                                    Since
periods ended December 31, 2000                  1 Year     5 Year   Inception*
------------------------------------------------------------------------------
SAFECO Insured Municipal Bond Fund               17.64%      5.41%       5.88%
Lehman Brothers Long Insured
 Municipal Bond Index                            18.28%      6.26%       6.81%
Lipper, Inc. (Insured Municipal Bond Funds)      11.91%      4.58%       6.65%

* The Fund's inception date was March 18, 1993.


Investment Values

                SAFECO      Lehman Brothers
               Insured        Long Insured
              Municipal        Municipal
              Bond Fund       Bond Index
              ---------     ---------------
3/18/93         10,000               --
3/31/93          9,918           10,000
4/30/93         10,039           10,146
5/31/93         10,080           10,239
6/30/93         10,311           10,431
7/31/93         10,217           10,439
8/31/93         10,556           10,710
9/30/93         10,716           10,849
10/31/93        10,720           10,861
11/30/93        10,482           10,719
12/31/93        10,764           10,993
1/31/94         10,908           11,117
2/28/94         10,453           10,726
3/31/94          9,780           10,062
4/30/94          9,826           10,152
5/31/94          9,946           10,276
6/30/94          9,781           10,153
7/31/94         10,133           10,431
8/31/94         10,086           10,434
9/30/94          9,769           10,183
10/31/94         9,482            9,872
11/30/94         9,287            9,647
12/31/94         9,642            9,984
1/31/95         10,042           10,431
2/28/95         10,564           10,851
3/31/95         10,619           10,977
4/30/95         10,543           10,973
5/31/95         11,163           11,441
6/30/95         10,845           11,220
7/31/95         10,878           11,269
8/31/95         11,039           11,424
9/30/95         11,115           11,507
10/31/95        11,420           11,800
11/30/95        11,800           12,109
12/31/95        11,992           12,302
1/31/96         11,994           12,366
2/29/96         11,850           12,194
3/31/96         11,568           11,950
4/30/96         11,470           11,891
5/31/96         11,481           11,894
6/30/96         11,645           12,078
7/31/96         11,795           12,200
8/31/96         11,750           12,182
9/30/96         12,046           12,461
10/31/96        12,138           12,611
11/30/96        12,456           12,894
12/31/96        12,299           12,804
1/31/97         12,152           12,759
2/28/97         12,280           12,893
3/31/97         12,051           12,650
4/30/97         12,262           12,800
5/31/97         12,484           13,056
6/30/97         12,663           13,211
7/31/97         13,227           13,716
8/31/97         12,967           13,502
9/30/97         13,136           13,695
10/31/97        13,242           13,787
11/30/97        13,336           13,875
12/31/97        13,614           14,226
1/31/98         13,733           14,390
2/28/98         13,698           14,363
3/31/98         13,689           14,381
4/30/98         13,557           14,281
5/31/98         13,886           14,589
6/30/98         13,947           14,652
7/31/98         13,976           14,678
8/31/98         14,256           14,972
9/30/98         14,491           15,197
10/31/98        14,369           15,146
11/30/98        14,442           15,231
12/31/98        14,418           15,231
1/31/99         14,630           15,379
2/28/99         14,503           15,296
3/31/99         14,490           15,349
4/30/99         14,481           15,344
5/31/99         14,323           15,201
6/30/99         14,024           14,911
7/31/99         13,970           14,894
8/31/99         13,669           14,552
9/30/99         13,527           14,456
10/31/99        13,318           14,109
11/30/99        13,450           14,327
12/31/99        13,262           14,087
1/31/00         13,142           13,945
2/29/00         13,478           14,273
3/31/00         13,990           14,828
4/30/00         13,735           14,621
5/31/00         13,629           14,463
6/30/00         14,161           15,048
7/31/00         14,462           15,369
8/31/00         14,751           15,715
9/30/00         14,518           15,519
10/31/00        14,726           15,766
11/30/00        14,921           15,973
12/31/00        15,607           16,662

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

Current Yield (30-day)...............................................      5.18%
Weighted Average Maturity............................................ 24.2 years

                                                                      Percent of
TOP FIVE HOLDINGS                                                     Net Assets
--------------------------------------------------------------------------------
Metropolitan Transportation Authority New York Dedicated Tax Fund......  5.6%
Loudoun County Sanitation Authority Water and Sewer Revenue............  5.6
Port Authority of New York & New Jersey Consolidated Revenue...........  5.4
Little Rock Arkansas School District General Obligation (Series B).....  4.9
Massachusetts State Turnpike Authority Metropolitan Highway
 System Revenue (Series B).............................................  4.7

                                                                      Percent of
TOP FIVE STATES                                                       Net Assets
--------------------------------------------------------------------------------
Washington.............................................................  17%
New York...............................................................  15
Pennsylvania...........................................................  10
North Carolina.........................................................   9
Massachusetts..........................................................   8

Credit Rating Distribution
As a Percent of Net Assets
------------------------------------------------------------------------------

                                   [PIE CHART]

1 AAA:                   94%
2 Cash & Other:           6%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Insured Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS* - 94.1%

 Arkansas - 4.9%
  $1,000   Little Rock Arkansas School District General Obligation
           (Series B)
           5.50%, due 2/01/30 [FSA]                                      $ 1,022

 California - 5.9%
     600   Los Angeles County Sanitation District Financing Authority
           Revenue (Capital Projects)
           5.25%, due 10/01/19 [MBIA]                                        605
     650   Los Angeles Wastewater System Revenue
           4.70%, due 11/01/19 [FGIC]                                        617

 Florida - 4.6%
   1,000   Gulf Environment Services, Inc. Water and Sewer Revenue
           5.00%, due 10/01/27 [MBIA]                                        958

 Indiana - 2.9%
     250   Indiana State Office Building Commission Capital Complex
           Revenue
           5.25%, due 7/01/15 [AMBAC]                                        253
     350   Indianapolis Gas Utility Revenue
           5.375%, due 6/01/21 [FGIC]                                        352

 Iowa - 1.2%
     250   Marshalltown Pollution Control Revenue (Iowa Electric Light
           and Power Co. Project)
           5.50%, due 11/01/23 [MBIA]                                        251

 Massachusetts - 7.6%
     600   Massachusetts Housing Finance Agency Housing Revenue
           6.20%, due 7/01/38 [AMBAC]                                        621
   1,000   Massachusetts State Turnpike Authority Metropolitan Highway
           System Revenue (Series B)
           5.125%, due 1/01/37 [MBIA]                                        974

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 Minnesota - 1.6%
  $  350   Minneapolis and St. Paul Housing and Redevelopment
           Authority Health Care System Revenue (HealthSpan)
           4.75%, due 11/15/18 [AMBAC]                                   $   333

 New York - 15.3%
     900   Long Island Power Authority Electric System Revenue
           5.125%, due 12/01/22 [FSA]                                        897
   1,250   Metropolitan Transportation Authority New York Dedicated
           Tax Fund
           4.75%, due 4/01/28 [FGIC]                                       1,162
   1,300   Port Authority New York & New Jersey Consolidated Revenue
           4.375%, due 10/01/33 [FGIC]                                     1,123

 North Carolina - 8.7%
   1,000   North Carolina Medical Care Commission Health Care
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]                                         909
   1,000   North Carolina Medical Care Commission Hospital Revenue
           4.75%, due 12/01/28 [MBIA]                                        908

 Pennsylvania - 9.5%
   1,000   Allegheny County Hospital Development Authority Revenue
           (Catholic Health East)
           4.875%, due 11/15/26 [AMBAC]                                      926
     650   Pittsburgh Water and Sewer Authority Revenue
           4.75%, due 9/01/16 [FGIC]                                         630
     445   University Area Joint Authority Sewer Revenue
           4.75%, due 11/01/20 [MBIA]                                        419

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Insured Municipal Bond Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
 -------------------------------------------------------------------------------
 Texas - 4.8%
  $  750    Austin Combined Utility Revenue 4.25%, due 5/15/28
            [MBIA]                                                       $   627
     250    Harris County Toll Road Unlimited Tax Revenue
            5.50%, due 8/15/21 [FGIC]                                        254
      10  + Lower Colorado River Authority Junior Lien Revenue
            5.625%, due 1/01/17 [FSA] (Prerefunded 1/01/15 @ 100)             11
      95    Sabine River Authority Pollution Control Revenue
            (Texas Utilities Electric Co. Project)
            6.55%, due 10/01/22 [FGIC]                                        99

 Utah - 4.5%
   1,000    Murray City Hospital Revenue (IHC Health Service, Inc.)
            4.75%, due 5/15/20 [MBIA]                                        932

 Virginia - 5.6%
   1,250    Loudoun County Sanitation Authority Water and Sewer
            Revenue 4.75%, due 1/01/30 [MBIA]                              1,158

 Washington - 17.0%
     700    CDP-King County III Lease Revenue (King Street Center
            Project) 5.25%, due 6/01/26 [MBIA]                               695
   1,000    Central Puget Sound Regional Transportation Authority
            Motor Vehicle Tax 4.75%, due 2/01/28 [FGIC]                      918
     250  + Richland Water and Sewer Improvement Revenue
            5.625%, due 4/01/12 [MBIA] (Prerefunded 4/01/03 @ 101)           260
     530    Snohomish County Public Utility District #1 Electric
            Revenue 5.50%, due 1/01/20 [FGIC]                                533
     900    Washington Health Care Facilities Authority Revenue
            (Swedish Hospital System) 5.25%, due 11/15/26 [AMBAC]            881
     250    Yakima-Tieton Irrigation District Revenue
            6.20%, due 6/01/19 [FSA]                                         262
                                                                         -------
 TOTAL MUNICIPAL BONDS                                                    19,590
                                                                         -------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
 -------------------------------------------------------------------------------
 CASH EQUIVALENTS - 4.7%

  $  986    Federated Tax-Exempt Money Market Fund, Inc.                 $   986
                                                                         -------

 TOTAL CASH EQUIVALENTS                                                      986
                                                                         -------

 TOTAL INVESTMENTS - 98.8%                                                20,576

 Other Assets, less Liabilities                                              250
                                                                         -------

 NET ASSETS                                                              $20,826
                                                                         =======
 -------------------------------------------------------------------------------

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

  Municipal Bond Investors Assurance Corp. [MBIA]                          44.4%
  Financial Guaranty Insurance Corp. [FGIC]                                29.0
  AMBAC Indemnity Corp. [AMBAC]                                            15.4
  Financial Security Assurance, Inc. [FSA]                                 11.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                            SAFECO Money Market Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
LESLIE FOX       According to Lipper, the returns on the SAFECO Money Market
              Fund were above the average of other taxable money funds and significantly higher than the 3.4% year-over-year increase in the Consumer Price Index as of the end of December, 2000.

                 During 2000, I bought longer-maturity paper (around 1-year)
              very aggressively, and being longer than the peer group helped the Fund outperform. At 78 days, our average days to maturity was the highest in August. At the end of the year, the portfolio held 41% floating rate notes (19% of which are taxable municipal securities) and 59% fixed-rate securities. In the second half of the year, I reduced our allocation in floating-rate notes by allowing existing floaters to mature and rolling the cash into fixed-rate securities. With the dramatic drop in rates at the end of 2000, outstanding floaters are resetting at much lower rates.

   Another reason for the above-average performance of the Money Market Fund was the purchase of some split-rated tier one paper (paper with at least two top ratings but one or more second tier ratings).

   The Fund is fairly evenly invested throughout the curve as the fixed-rate one-year paper purchased earlier in the year shortens toward maturity. All of this paper was purchased at higher yields than was available anywhere in the money market curve at year end, thus increasing the odds that the Money Market Fund could perform well should short-term rates continue to fall.

   The past year was a tale of two cycles. We started with strong growth and the Fed Funds rate was tightened to a growth-restrictive 6.50% in May. At year end, one-year rates were signaling near certainty that the Fed would lower rates. The concern now is to preserve a soft-landing scenario and prevent a recession.

Lesley Fox

--------------------------------------------------------------------------------

Lesley Fox joined SAFECO Asset Management in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County. Fox earned her MBA, Finance, at George Washington University. She is an assistant vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Weighted Average Maturity............................................. 53 Days

                     PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
period ended December 31, 2000                   1 Year     5 Year     10 Year
------------------------------------------------------------------------------
SAFECO Money Market Fund                          5.90%      5.06%       4.56%
Lipper, Inc. (Money Market Funds)                 5.70%      5.00%       4.62%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 COMMERCIAL PAPER - 32.5%

 Asset Backed Securities - 4.8%
  $6,000   Apreco, Inc.                                                 $  5,992
           6.61%, due 1/09/01
   6,000   Moat Funding LLC                                                5,970
           6.64%, due 1/29/01

 Banks (Regional) - 3.5%
   2,600   Washington Mutual, Inc.                                         2,593
           6.70%, due 1/17/01
   6,000   Washington Mutual, Inc.                                         5,984
           6.72%, due 1/16/01

 Consumer Finance - 1.5%
   3,700   Countrywide Funding Corp.                                       3,700
           6.70%, due 1/02/01

 Electrical Equipment - 2.4%
   6,000   Cooper Industries                                               5,969
           6.68%, due 1/30/01

 Financial (Diversified) - 9.4%
   6,900   Associates First Capital BV                                     6,870
           6.53%, due 1/26/01
   5,000   Dorada                                                          4,898
           6.46%, due 4/25/01
   4,000   Heller Financial, Inc.                                          3,988
           6.58%, due 1/18/01
   2,197   Receivables Capital Corp.                                       2,185
           6.50%, due 2/02/01
   1,018   Receivables Capital Corp.                                       1,012
           6.54%, due 2/01/01
   4,361   Receivables Capital Corp.                                       4,353
           6.75%, due 1/12/01

 Investment Banking & Brokerage - 1.4%
   3,500   Morgan Stanley Dean Witter Co.                                  3,494
           6.65%, due 2/02/01

 Manufacturing (Diversified) - 4.8%
   6,000   Textron, Inc.                                                   5,991
           6.58%, due 1/10/01
   6,000   Textron, Inc.                                                   5,997
           6.58%, due 1/12/01

 Trucks & Parts - 4.7%
   5,000   Cooperative Association of Tractor Dealers                      4,991
           6.62%, due 1/12/01
   6,487   Cooperative Association of Tractor Dealers                      6,486
           6.65%, due 1/03/01
                                                                        --------

 TOTAL COMMERCIAL PAPER                                                   80,473
                                                                        --------

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 CORPORATE BONDS - 41.7%

 Asset Backed Securities - 0.4%
 $ 1,000 #  CC USA, Inc.                                                $  1,001
            (144A) 7.12%, due 5/07/01

 Banks (Major Regional) - 2.4%
   1,000    First Chicago                                                  1,023
            9.25%, due 11/15/01
   5,000    First Union Corp.                                              4,994
            5.625%, due 2/12/01

 Banks (Regional) - 4.7%
   1,000    Boatmen's Bancshares                                           1,021
            9.25%, due 11/01/01
  10,635    PNC Funding Corp.                                             10,679
            9.875%, due 3/01/01

 Beverages (Alcoholic) - 1.6%
   4,000    New Belgium Brewery Co.                                        4,000
            6.70%, due 7/01/15
            Put Date 1/05/01

 Consumer Finance - 7.1%
   9,000    Countrywide Funding Corp.                                      9,032
            7.72%, due 8/09/01
   6,000 #  Dorada Finance, Inc.                                           6,000
            (144A) 7.10%, due 7/24/01
   2,500    MBNA American Bank                                             2,498
            6.91%, due 8/07/01
            Put Date 1/05/01

 Financial (Diversified) - 4.0%
   4,800    CIT Group, Inc.                                                4,762
            5.50%, due 10/15/01
   2,000    Heller Financial, Inc.                                         2,000
            7.08%, due 1/12/01
   3,115    Merrill Lynch Mortgage Investors, Inc.                         3,115
            6.68%, due 11/27/01

 Homebuilding - 2.8%
   6,833    Summer Station Apartments, LLC                                 6,833
            6.65%, due 6/01/19
            Put Date 1/03/01

 Insurance (Life & Health) - 4.4%
  11,000    First Allamerica Financal                                     11,000
            6.79%, due 8/05/04
            Put Date 2/04/01

 Investment Banking & Brokerage - 10.3%
   8,000 #  Goldman Sachs Group, Inc.                                      8,000
            (144A) 6.923%, due 11/13/01
            Put Date 1/16/01

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Money Market Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $8,000   Lehman Brothers Holdings, Inc.                               $  8,000
           6.77%, due 5/23/01
           Put Date 1/27/01
   1,500   Merrill Lynch & Co., Inc. (Series B) 6.07%, due 10/15/01        1,495
   8,100   Morgan Stanley Dean Witter Co. 6.67%, due 3/13/01               8,100

 Lodging (Hotels) - 1.2%
   2,970   Smuggler's Notch Management Co. 6.65%, due 9/01/15              2,970
           Put Date 1/04/01

 Telecommunications (Equipment) - 2.8%
   6,870   AT&T Capital Corp. 6.25%, due 5/15/01                           6,857
                                                                        --------

 TOTAL CORPORATE BONDS                                                   103,380
                                                                        --------

 MUNICIPAL BONDS - 17.6%

 Health Care (Diversified) - 3.3%
   8,100   New Hampshire Business Finance Authority Revenue                8,100
           6.85%, due 6/01/28 Put Date 1/04/01

 Health Care (Long-Term Care) - 7.0%
   3,150   Bowie Assisted Living 6.90%, due 7/01/23 Put Date 1/03/01       3,150
   2,950   Maryland Health and Higher Education Facilities Authority       2,950
           Revenue (University of Maryland Medical System)
           6.85%, due 7/01/29 Put Date 1/03/01
   6,185   Maryland Health and Higher Education Facilities Authority       6,185
           Revenue
           6.85%, due 1/01/28 Put Date 1/03/01
     200   Maryland Health and Higher Education Facilities Authority         200
           Revenue
           6.85%, due 7/01/27 Put Date 1/04/01
   4,700   Village Green Finance Co. 6.65%,  due 11/01/22                  4,700
           Put Date 1/03/01

 Homebuilding - 2.8%
   1,000   Breckenridge Terrace LLC Tax Revenue                            1,000
           6.688%, due 5/01/39 Put Date 1/04/01

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
  $2,000   Eagle County Colorado Housing Facilities                     $  2,000
           Revenue 6.688%, due 5/01/39
           Put Date 1/04/01
   3,885   Tenderfoot Seasonal Housing Facilities                          3,885
           Revenue 6.688%, due 7/01/35
           Put Date 1/04/01

 Local General Obligation (Unlimited Tax) - 0.5%
   1,325   Castle Rock Metro GO 7.00%, due 12/01/30                        1,325
           Put Date 3/05/01

 Retail (General Merchandise) - 3.2%
   8,000   Racetrac Capital, LLC 6.70%, due 4/01/18                        8,000
           Put Date 1/03/01

 Services (Commercial & Consumer) - 0.8%
   2,000   Wake Forest University                                          2,000
           6.65%, due 7/01/17 Put Date 1/03/01
                                                                        --------

 TOTAL MUNICIPAL BONDS                                                    43,495
                                                                        --------

 CASH EQUIVALENTS - 3.3%

 Investment Companies
   8,089   AIM Short-Term Investments Co. Liquid                           8,089
           Assets Money Market Portfolio
           (Institutional Shares)
                                                                        --------

 TOTAL CASH EQUIVALENTS                                                    8,089
                                                                        --------

 TOTAL INVESTMENTS - 95.1%                                               235,437

 Other Assets, less Liabilities                                           12,132
                                                                        --------

 NET ASSETS                                                             $247,569
                                                                        ========
--------------------------------------------------------------

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/00. These rates change periodically based on specified market rate or indices.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $15,000,703 and the total value is 6.1% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                       SAFECO Tax-Free Money Market Fund
                               December 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[PHOTO]
MARY V.          The SAFECO Tax-Free Money Market Fund ended 2000 with a
METASTASIO    seven-day average yield of 3.96%.

                 We continue to use a barbell structure for the portfolio,
              clustering securities at the long and short ends of the tax-exempt money market. As of December 31, 2000, 69% of the Fund was invested in Variable Rate Demand Options (VRDOs), 25% in put bonds, and 6% in municipal notes. This represents a reduction in VRDOs and a corresponding increase in put bonds and municipal notes.

                 We would like to further reduce our VRDO allocation, as the options are rolling over at lower rates, and increase our put bonds, which have higher fixed rates. Unfortunately, there is a continued lack of put bonds in the short-term market.

   New issuance is moderate, as healthy state and local governments experience surpluses. For example, California canceled a $1 billion deal this year. At the same time, demand continues to grow with the expansion of tax-exempt money funds. In mid-December, total tax-free money fund assets hit a record $234 billion.

   We were, however, able to extend the maturity of the Fund since June 30, which should serve us well in this environment of lower interest rates. We were at 42 average days to maturity at June 30, 34 average days at the end of September, and 49 days at year-end.

   In an environment of moderate supply and healthy demand, this market hums along in a low-key sort of way. Given the volatility of the other asset classes, low-key can be a very nice thing.

Mary V. Metastasio

--------------------------------------------------------------------------------

Mary V. Metastasio joined SAFECO's investment department in 1985 as a municipal bond analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a BA in dramatic arts from Whitman College and an MBA from the University of Washington. Metastasio is a past chairman of the National Federation of Municipal Analysts. She is a vice president of SAFECO Asset Management Company.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

  Weighted Average Maturity............................................. 49 Days

* Represents the SAFECO Tax-Free Money Market Fund actual yield on December 31, 2000, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons may vary with market conditions.
** Represents the Three-Month Treasury Bill yield on December 31, 2000.

                     PERFORMANCE OVERVIEW -- NO-LOAD CLASS

Average Annual Total Return for the
period ended December 31, 2000                   1 Year     5 Year     10 Year
------------------------------------------------------------------------------
SAFECO Tax-Free Money Market Fund                 3.52%      3.11%       3.06%
Lipper, Inc. (Tax-Exempt Money Market Funds)      3.52%      3.05%       2.97%

                              [PERFORMANCE GRAPH]

      Actual Yield 3.96

                                Tax Brackets
                                -------------------------------------------
                                  15%      28%      31%      36%      39.6%
      Tax Equivalent Yield      4.66     5.50     5.74     6.19       6.56

Three-Month Treasury Bill**     Taxable Yield 5.89

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Tax-Free Money Market Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS - 99.9%

 Alaska - 5.8%
  $ 2,000  Alaska Housing Finance Corp.                                  $ 2,000
           Series B
           4.95%, due 12/01/30
           Put Date 1/03/01
    2,275  Alaska Industrial Development and Export Authority Revenue      2,275
           5.65%, due 7/01/01
           Put Date 1/03/01

 Arizona - 2.4%
    1,000  Apache County Industrial Development Revenue                    1,000
           (Tucson Electric Power Co.)
           4.85%, due 12/15/18
           Put Date 1/03/01
      800  Pima County Industrial                                            800
           Development Authority Revenue (Tucson Electric Power Co.)
           4.85%, due 12/01/22
           Put Date 1/03/01

 California - 3.9%
    1,100  Regional Airports Improvement Revenue                           1,100
           (American Airlines, Inc.)
           4.95%, due 12/01/25
           Put Date 1/01/01
    1,460  Regional Airports Improvement Revenue                           1,460
           (American Airlines, Inc.) Series E
           4.95%, due 12/01/24
           Put Date 1/01/01
      400  Regional Airports Improvement Revenue                             400
           (American Airlines, Inc.) Series F
           4.95%, due 12/01/24
           Put Date 1/01/01

 Colorado - 3.9%
    1,380  Dove Valley Metropolitan District (Arapahoe County)             1,380
           4.40%, due 5/01/20
           Put Date 11/01/01
    1,500  NBC Metropolitan District          1,500
           4.45%, due 12/01/30
           Put Date 12/03/01

 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000's)                                                                 (000's)
--------------------------------------------------------------------------------
 District of Columbia - 1.4%
  $ 1,000  District of Columbia Revenue                                  $ 1,000
           (George Washington University) Series B
           4.85%, due 9/15/29
           Put Date 1/03/01

 Florida - 1.4%
    1,000  Putnam County Developement Authority Pollution Control Revenue  1,000
           4.125%, due 12/15/09
           Put Date 6/15/01

 Georgia - 4.1%
    3,000  Marietta Housing Authority Multifamily Revenue                  3,000
           4.35%, due 1/15/09
           Put Date 1/15/01

 Illinois - 15.4%
    3,020  Chicago O'Hare International Airport Revenue Series A           3,020
           4.90%, due 1/01/15
           Put Date 1/03/01
      770  Chicago O'Hare International Airport Revenue Series B             770
           4.90%, due 1/01/15
           Put Date 1/03/01
    1,170  Illinois Development Finance Authority Revenue                  1,170
           (Countryside Montessori Schools)
           4.90%, due 6/01/17
           Put Date 1/04/01
    3,700  Illinois Health Facilities Authority Revenue                    3,700
           (Swedish Covenant Hospital)
           4.85%, due 8/01/25
           Put Date 1/03/01
    2,700  Jackson-Union Regional Port District Revenue                    2,700
           5.00%, due 4/01/24
           Put Date 1/03/01

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Tax-Free Money Market Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
 Iowa - 8.3%
  $ 2,000  Iowa Finance Authority Revenue (Wheaton Franciscan Services) $ 2,000
           4.90%, due 8/15/24
           Put Date 1/03/01
    2,000  Iowa School Corporations Warrant Certificates (Series A)       2,009
           5.50%, due 6/22/01
    1,000  Iowa School Corporations Warrant Certificates                  1,000
           4.75%, due 2/01/01
    1,160  Polk County Hospital Equipment and Improvement Revenue         1,160
           5.20%, due 12/01/05
           Put Date 1/03/01

 Kentucky - 2.7%
    2,000  Clark County Kentucky Pollution Control Revenue                2,000
           4.30%, due 10/15/14
           Put Date 04/16/01

 Louisiana - 6.1%
    2,500  Ascension Parish Pollution Control Revenue (Borden, Inc.)      2,500
           4.90%, due 12/01/09
           Put Date 1/03/01
    2,000  Louisiana Public Facilities Authority Revenue                  2,000
           4.98%, due 12/01/13
           Put Date 1/04/01

 Maryland - 5.6%
    3,805  Maryland Health and Higher Education Facilities Authority      3,805
           Revenue (Mercy Ridge)
           4.90%, due 4/01/31
           Put Date 1/04/01
      300  Montgomery County Industrial Development Revenue                 300
           (Information Systems and Networks)
           4.55%, due 4/01/14
           Put Date 1/01/01

 Montana - 2.1%
    1,535  Havre Industrial Development Revenue (Safeway, Inc. Projects)  1,535
           4.625%, due 6/01/06
           Put Date 6/01/01

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
 Nebraska - 2.3%
  $ 1,710  Nebraska Educational Finance Authority (Creighton            $ 1,698
           University) Series A
           3.55%, due 9/01/01

 Oklahoma - 3.9%
    1,880  Oklahoma Water Resources Revenue Board State Loan Program      1,880
           4.30%, due 9/01/32
           Put Date 3/01/01
    1,000  Oklahoma Water Resources Revenue Board State Loan Program      1,000
           Series A
           4.30%, due 9/01/23
           Put Date 3/01/01

 Pennsylvania - 2.8%
    2,080  Washington County Authority Lease Revenue (Higher Education    2,080
           Pooled Equipment Leasing Project)
           4.95%, due 11/01/05
           Put Date 1/03/01

 Tennessee - 4.7%
    3,500  Hamilton County Industrial Development Revenue (Komatsu        3,500
           American Manufacturing Corp.)
           5.60%, due 11/01/05
           Put Date 1/03/01

 Texas - 12.1%
    2,000  ABN AMRO Munitops Certificates Trust                           2,000
           4.35%, due 2/06/08
           Put Date 7/25/01
    3,500  ABN AMRO Munitops Certificates Trust                           3,500
           4.97%, due 3/07/07
           Put Date 1/03/01
      800  Grapevine Industrial Developement Corporation Revenue            800
           (Series B4)
           4.95%, due 12/01/24
           Put Date 1/01/01

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Tax-Free Money Market Fund
                            As of December 31, 2000

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
  $   300  Grapevine Industrial Development Revenue (American           $   300
           Airlines, Inc.) Series B2
           4.95%, due 12/01/24
           Put Date 1/01/01
    1,000  Harris County Housing Finance Corp. Multifamily Housing        1,000
           Revenue (Arbor II, Ltd. Project)
           4.40%, due 10/01/05
           Put Date 10/01/01
      200  Lone Star Airport Improvement Authority Revenue Series A3        200
           4.95%, due 12/01/14
           Put Date 1/01/01
      300  Lone Star Airport Improvement Authority Revenue Series A5        300
           4.95%, due 12/01/14
           Put Date 1/01/01
      880  Texas Higher Education  Authority (Series B)                     880
           5.10%, due 12/01/25
           Put Date 1/03/01

 Washington - 8.5%
    1,500  Richland Golf Enterprise Revenue                               1,500
           4.90%, due 12/01/21
           Put Date 1/04/01
    1,550  Washington State Housing Finance Commission Housing Revenue    1,550
           (Pioneer Human Services)
           4.85%, due 7/01/11
           Put Date 1/04/01
    1,205  Washington State Housing Finance Commission Revenue            1,205
           (YMCA of Greater Seattle)
           5.00%, due 7/01/11
           Put Date 1/01/01
    2,015  Washington State Housing Finance Commission Revenue            2,015
           (YMCA Snohomish County)
           5.10%, due 8/01/19
           Put Date 1/01/01

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000's)                                                                (000's)
--------------------------------------------------------------------------------
 Wyoming - 2.5%
  $ 1,850  Rock Springs Industrial Development Revenue                 $  1,850
           (Safeway, Inc. Project)
           4.45%, due 3/01/02
           Put Date 3/01/01
                                                                       --------

 TOTAL MUNICIPAL BONDS                                                   73,842
                                                                       --------

 TOTAL INVESTMENTS - 99.9%                                               73,842

 Other Assets, less Liabilities                                              92
                                                                       --------

 NET ASSETS                                                             $73,934
                                                                       ========
--------------------------------------------------------------------------------

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/2000. These rates change periodically based on specified market rate or indices.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                            As of December 31, 2000

                                                         SAFECO
                                                  INTERMEDIATE-          SAFECO
                                           SAFECO          TERM  SAFECO MANAGED
(In Thousands,                         HIGH-YIELD U.S. TREASURY    GNMA    BOND
Except Per-Share Amounts)               BOND FUND          FUND    FUND    FUND
-------------------------------------------------------------------------------
Assets
 Investments, at Cost                     $63,633       $19,467 $36,972  $7,097
                                          =======       ======= =======  ======
 Investments, at Value                    $55,945       $20,187 $37,658  $7,199
 Receivables:
  Trust Shares Sold                           193           260      45      --
  Interest                                  1,338           346     230      79
  From Advisor                                 11             7       8       9
                                          -------       ------- -------  ------
   Total Assets                            57,487        20,800  37,941   7,287
Liabilities
 Payables:
  Trust Shares Redeemed                       333            18      33      --
  Notes Payable                               170            --      --      --
  Dividends                                   134            34      48      19
  Investment Advisory Fees                     31            10      18       3
  Other                                        48            30      34      24
                                          -------       ------- -------  ------
   Total Liabilities                          716            92     133      46
                                          -------       ------- -------  ------
Net Assets                                $56,771       $20,708 $37,808  $7,241
                                          =======       ======= =======  ======
 No-Load Class:
  Net Assets                              $54,540       $18,968 $37,564  $5,956
  Trust Shares Outstanding                  7,516         1,809   4,018     718
                                          -------       ------- -------  ------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share             $  7.26       $ 10.48 $  9.35  $ 8.30
                                          =======       ======= =======  ======
 Class A:
  Net Assets                              $ 1,144       $ 1,008 $   105  $  539
  Trust Shares Outstanding                    158            96      11      65
                                          -------       ------- -------  ------
  Net Asset Value and Redemption Price
   Per Share                              $  7.26       $ 10.50 $  9.35  $ 8.29
                                          =======       ======= =======  ======
  Maximum Offering Price Per Share
   (Net Asset Value Plus Sales Charge
   of 4.5%)                               $  7.60       $ 10.99 $  9.79  $ 8.68
                                          =======       ======= =======  ======
 Class B:
  Net Assets                              $   995       $   732 $   139  $  746
  Trust Shares Outstanding                    137            70      15      90
                                          -------       ------- -------  ------
  Net Asset Value and Offering Price
   Per Share*                             $  7.25       $ 10.49 $  9.36  $ 8.28
                                          =======       ======= =======  ======
 Class C:
  Net Assets                              $    92            --      --      --
  Trust Shares Outstanding                     13
                                          -------
  Net Asset Value and Offering Price
   Per Share*                             $  7.26
                                          =======
-------------------------------------------------------------------------------

* For Class B and Class C shares, the redemption price per share may be lower as a result of applying contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           SAFECO                         SAFECO                                  SAFECO
                                       CALIFORNIA                  INTERMEDIATE-        SAFECO       SAFECO     TAX-FREE
                                         TAX-FREE       SAFECO              TERM       INSURED        MONEY        MONEY
(In Thousands,                             INCOME    MUNICIPAL         MUNICIPAL     MUNICIPAL       MARKET       MARKET
Except Per-Share Amounts)                    FUND    BOND FUND         BOND FUND     BOND FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------
Assets
 Investments, at Cost                    $ 97,473     $447,945           $13,243       $19,134     $235,437      $73,842
                                         ========     ========           =======       =======     ========      =======
 Investments, at Value                   $105,265     $494,248           $13,752       $20,576     $235,437      $73,842
 Receivables:
  Trust Shares Sold                           229           83                --            70       11,313          105
  Interest                                  1,591        8,470               203           258        1,969          562
  From Advisor                                 --           --                 1            --           18           --
                                         --------     --------           -------       -------     --------      -------
   Total Assets                           107,085      502,801            13,956        20,904      248,737       74,509
Liabilities
 Payables:
  Trust Shares Redeemed                        73          193                 6             7          925          368
  Notes Payable                                --           --                --            --           --          125
  Dividends                                    86          762                27            40           44           19
  Investment Advisory Fees                     46          206                 6             9          107           33
  Other                                        41           71                21            22           92           30
                                         --------     --------           -------       -------     --------      -------
   Total Liabilities                          246        1,232                60            78        1,168          575
                                         --------     --------           -------       -------     --------      -------
Net Assets                               $106,839     $501,569           $13,896       $20,826     $247,569      $73,934
                                         ========     ========           =======       =======     ========      =======
 No-Load Class:
  Net Assets                             $104,988     $499,831           $13,896       $20,826     $242,195      $73,934
  Trust Shares Outstanding                  8,406       35,800             1,291         1,862      242,195       73,934
                                         --------     --------           -------       -------     --------      -------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share            $  12.49     $  13.96           $ 10.76       $ 11.19     $   1.00      $  1.00
                                         ========     ========           =======       =======     ========      =======
 Class A:
  Net Assets                             $    675     $  1,052                --            --     $  4,532           --
  Trust Shares Outstanding                     54           76                                        4,532
                                         --------     --------                                     --------
  Net Asset Value and Redemption Price
   Per Share                             $  12.50     $  13.97                                     $   1.00
                                         ========     ========                                     ========
  Maximum Offering Price Per Share
   (Net Asset Value Plus Sales Charge
   of 4.5%)                              $  13.09     $  14.63                                           --
                                         ========     ========                                     ========
 Class B:
  Net Assets                             $  1,176     $    686                --            --     $    742           --
  Trust Shares Outstanding                     94           49                                          742
                                         --------     --------                                     --------
  Net Asset Value and Offering Price
   Per Share*                            $  12.49     $  13.94                                     $   1.00
                                         ========     ========                                     ========
 Class C:
  Net Assets                                   --           --                --            --     $    100           --
  Trust Shares Outstanding                                                                              100
                                                                                                   --------
  Net Asset Value and Offering Price
   Per Share*                                                                                      $   1.00
                                                                                                   ========
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                      For the Year Ended December 31, 2000

                                                     SAFECO
                                              INTERMEDIATE-           SAFECO
                                      SAFECO           TERM  SAFECO  MANAGED
                                  HIGH-YIELD  U.S. TREASURY    GNMA     BOND
(In Thousands)                     BOND FUND           FUND    FUND     FUND
----------------------------------------------------------------------------
Investment Income
  Interest                           $ 5,842         $1,250  $2,733     $528
  Dividends                              219             --      --       --
  Other                                    3              1       1        1
                                     -------         ------  ------     ----
    Total Investment Income            6,064          1,251   2,734      529
Expenses
  Investment Advisory                    406            108     205       38
  Transfer Agent                         144             51      72       17
  Fund Accounting and
   Administration                         56             18      34        7
  Shareholder Service--Class A             3              2      --        1
                     --Class B             3              2      --        2
  Distribution--Class B                    9              5       1        6
  Legal and Auditing                      21             19      21       19
  Custodian                               11              4       8        5
  Registration                            41             28      34       29
  Reports to Shareholders                 18              5       7        4
  Trustees                                 7              7       7        7
  Loan Interest                            4             --      --       --
  Other                                   10              3       2        1
                                     -------         ------  ------     ----
    Total Expenses Before Expense
     Reimbursement                       733            252     391      136
  Expense Reimbursement From
   Advisor                               (56)           (56)    (36)     (58)
                                     -------         ------  ------     ----
    Total Expenses After Expense
     Reimbursement                       677            196     355       78
                                     -------         ------  ------     ----
Net Investment Income                  5,387          1,055   2,379      451
Net Realized and Unrealized Gain
 (Loss) on Investments
  Net Realized Gain (Loss) on
   Investments                        (4,090)          (320)   (656)     (82)
  Net Change in Unrealized
   Appreciation (Depreciation)        (5,011)         1,272   1,633      440
                                     -------         ------  ------     ----
Net Gain (Loss) on Investments        (9,101)           952     977      358
                                     -------         ------  ------     ----
Net Change in Net Assets
 Resulting from Operations           $(3,714)        $2,007  $3,356     $809
                                     =======         ======  ======     ====
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      SAFECO                       SAFECO                              SAFECO
                                  CALIFORNIA                INTERMEDIATE-       SAFECO     SAFECO    TAX-FREE
                                    TAX-FREE      SAFECO             TERM      INSURED      MONEY       MONEY
                                      INCOME   MUNICIPAL        MUNICIPAL    MUNICIPAL     MARKET      MARKET
(In Thousands)                          FUND   BOND FUND        BOND FUND    BOND FUND       FUND        FUND
-------------------------------------------------------------------------------------------------------------
Investment Income
  Interest                           $ 5,126     $27,989             $716       $1,105    $15,488      $3,143
  Dividends                               --          --               --           --         --          --
  Other                                   --           2               --           --         15           2
                                     -------     -------             ----       ------    -------      ------
    Total Investment Income            5,126      27,991              716        1,105     15,503       3,145
Expenses
  Investment Advisory                    457       2,256               69           99      1,185         374
  Transfer Agent                          74         279                9           14        713          51
  Fund Accounting and
   Administration                         82         234               13           18        187          67
  Shareholder Service--Class A             2           2               --           --         --          --
                     --Class B             3           2               --           --         --          --
  Distribution--Class B                    7           6               --           --         --          --
  Legal and Auditing                      22          29               19           19         25          21
  Custodian                                9          27                4            4         18          10
  Registration                             6          36               11           11         75          17
  Reports to Shareholders                  8          29                1            1         58           5
  Trustees                                 7           9                7            7          8           7
  Loan Interest                           --          12               --            2          6           2
  Other                                   12          52                1            2         29          13
                                     -------     -------             ----       ------    -------      ------
    Total Expenses Before Expense
     Reimbursement                       689       2,973              134          177      2,304         567
  Expense Reimbursement From
   Advisor                                --          --               (9)          --       (400)        (15)
                                     -------     -------             ----       ------    -------      ------
    Total Expenses After Expense
     Reimbursement                       689       2,973              125          177      1,904         552
                                     -------     -------             ----       ------    -------      ------
Net Investment Income                  4,437      25,018              591          928     13,599       2,593
Net Realized and Unrealized Gain
 (Loss) on Investments
  Net Realized Gain (Loss) on
   Investments                        (1,560)       (993)              11         (693)        --          --
  Net Change in Unrealized
   Appreciation (Depreciation)        12,908      39,147              383        2,995         --          --
                                     -------     -------             ----       ------    -------      ------
Net Gain (Loss) on Investments        11,348      38,154              394        2,302         --          --
                                     -------     -------             ----       ------    -------      ------
Net Change in Net Assets
 Resulting from Operations           $15,785     $63,172             $985       $3,230    $13,599      $2,593
                                     =======     =======             ====       ======    =======      ======
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

                                                       SAFECO
                                   SAFECO   INTERMEDIATE-TERM                             SAFECO
                               HIGH-YIELD       U.S. TREASURY            SAFECO          MANAGED
                                BOND FUND                FUND         GNMA FUND        BOND FUND
                         -----------------  ------------------  ----------------  ---------------
                               Year Ended          Year Ended        Year Ended       Year Ended
                              December 31         December 31       December 31      December 31
(In Thousands)               2000     1999      2000      1999     2000     1999     2000    1999
-------------------------------------------------------------------------------------------------
Operations
Net Investment Income    $  5,387  $ 6,781  $  1,055  $  1,157  $ 2,379  $ 2,513  $   451  $  397
 Net Realized Gain
  (Loss) on Investments    (4,090)  (1,769)     (320)      (33)    (656)    (857)     (82)   (274)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)           (5,011)  (2,107)    1,272    (1,619)   1,633   (1,604)     440    (441)
                         --------  -------  --------  --------  -------  -------  -------  ------
 Net Change in Net
  Assets Resulting from
  Operations               (3,714)   2,905     2,007      (495)   3,356       52      809    (318)
Dividends to
 Shareholders from
 Net Investment Income
  No-Load Class            (5,184)  (6,470)     (974)   (1,077)  (2,371)  (2,513)    (382)   (346)
  Class A                    (107)    (178)     (50)       (44)      (4)      --      (30)    (19)
  Class B                     (91)    (133)      (31)      (36)      (4)      --      (39)    (32)
  Class C                      (5)      --        --        --       --       --       --      --
 Net Realized Gain on
  Investments
  No-Load Class                --       --        --        --       --       --       --      --
  Class A                      --       --        --        --       --       --       --      --
  Class B                      --       --        --        --       --       --       --      --
  Class C                      --       --        --        --       --       --       --      --
                         --------  -------  --------  --------  -------  -------  -------  ------
  Total                    (5,387)  (6,781)   (1,055)   (1,157)  (2,379)  (2,513)    (451)   (397)
Net Trust Share
 Transactions
  No-Load Class            (9,738)  (3,042)     (999)   (3,442)  (2,855)    (235)  (1,121)    637
  Class A                    (250)  (1,269)        3       188      102       --      (58)    311
  Class B                    (426)     332       (84)       60      135       --     (216)    470
  Class C                     100       --        --        --       --       --       --      --
                         --------  -------  --------  --------  -------  -------  -------  ------
  Total                   (10,314)  (3,979)   (1,080)   (3,194)  (2,618)    (235)  (1,395)  1,418
                         --------  -------  --------  --------  -------  -------  -------  ------
Total Change in Net
 Assets                   (19,415)  (7,855)     (128)   (4,846)  (1,641)  (2,696)  (1,037)    703
Net Assets at Beginning
 of Period                 76,186   84,041    20,836    25,682   39,449   42,145    8,278   7,575
                         --------  -------  --------  --------  -------  -------  -------  ------
Net Assets at End of
 Period                  $ 56,771  $76,186  $ 20,708  $ 20,836  $37,808  $39,449  $ 7,241  $8,278
                         ========  =======  ========  ========  =======  =======  =======  ======
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                           SAFECO
                                     SAFECO              SAFECO     INTERMEDIATE-
                            CALIFORNIA TAX-      MUNICIPAL BOND    TERM MUNICIPAL
                           FREE INCOME FUND                FUND         BOND FUND
                         ------------------  ------------------  ----------------
                                 Year Ended          Year Ended        Year Ended
                                December 31         December 31       December 31
(In Thousands)               2000      1999      2000      1999     2000     1999
---------------------------------------------------------------------------------
Operations
Net Investment Income    $  4,437  $  5,037  $ 25,018  $ 26,435  $   591  $   621
 Net Realized Gain
  (Loss) on Investments    (1,560)   (1,041)     (993)   (1,564)      11       28
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)           12,908   (14,076)   39,147   (57,414)     383     (777)
                         --------  --------  --------  --------  -------  -------
 Net Change in Net
  Assets Resulting from
  Operations               15,785   (10,080)   63,172   (32,543)     985     (128)
Dividends to
 Shareholders from
 Net Investment Income
  No-Load Class            (4,369)   (4,966)  (24,979)  (26,332)    (591)    (621)
  Class A                     (30)      (38)      (41)      (46)      --       --
  Class B                     (38)      (33)      (34)      (57)      --       --
  Class C                      --        --        --        --       --       --
 Net Realized Gain on
  Investments
  No-Load Class                --        --        --        --      (12)     (28)
  Class A                      --        --        --        --       --       --
  Class B                      --        --        --        --       --       --
  Class C                      --        --        --        --       --       --
                         --------  --------  --------  --------  -------  -------
  Total                    (4,437)   (5,037)  (25,054)  (26,435)    (603)    (649)
Net Trust Share
 Transactions
  No-Load Class             8,068   (11,817)   (8,426)  (10,899)  (1,093)    (103)
  Class A                    (148)      189        54        96       --       --
  Class B                     250         4      (695)      118       --       --
  Class C                      --        --        --        --       --       --
                         --------  --------  --------  --------  -------  -------
  Total                     8,170   (11,624)   (9,067)  (10,685)  (1,093)    (103)
                         --------  --------  --------  --------  -------  -------
Total Change in Net
 Assets                    19,518   (26,741)   29,051   (69,663)    (711)    (880)
Net Assets at Beginning
 of Period                 87,321   114,062   472,518   542,181   14,607   15,487
                         --------  --------  --------  --------  -------  -------
Net Assets at End of
 Period                  $106,839  $ 87,321  $501,569  $472,518  $13,896  $14,607
                         ========  ========  ========  ========  =======  =======
                                   SAFECO
                                  INSURED              SAFECO            SAFECO
                                MUNICIPAL        MONEY MARKET    TAX-FREE MONEY
                                BOND FUND                FUND       MARKET FUND
                         ----------------  ------------------  ----------------
                               Year Ended          Year Ended        Year Ended
                              December 31         December 31       December 31
(In Thousands)              2000     1999      2000      1999     2000     1999
-------------------------------------------------------------------------------
Operations
Net Investment Income    $   928  $ 1,030  $ 13,599  $ 10,637  $ 2,593  $ 2,153
 Net Realized Gain
  (Loss) on Investments     (693)       1        --        --       --       --
 Net Change in
  Unrealized
  Appreciation
  (Depreciation)           2,995   (2,928)       --        --       --       --
                         -------  -------  --------  --------  -------  -------
 Net Change in Net
  Assets Resulting from
  Operations               3,230   (1,897)   13,599    10,637    2,593    2,153
Dividends to
 Shareholders from
 Net Investment Income
  No-Load Class             (931)  (1,030)  (13,338)  (10,421)  (2,593)  (2,153)
  Class A                     --       --      (213)     (168)      --       --
  Class B                     --       --       (44)      (48)      --       --
  Class C                     --       --        (4)       --       --       --
 Net Realized Gain on
  Investments
  No-Load Class               --       --        --        --       --       --
  Class A                     --       --        --        --       --       --
  Class B                     --       --        --        --       --       --
  Class C                     --       --        --        --       --       --
                         -------  -------  --------  --------  -------  -------
  Total                     (931)  (1,030)  (13,599)  (10,637)  (2,593)  (2,153)
Net Trust Share
 Transactions
  No-Load Class           (3,837)     293     6,269    11,453   (3,389)    (134)
  Class A                     --       --       978     1,368       --       --
  Class B                     --       --      (237)      309       --       --
  Class C                     --       --       100        --       --       --
                         -------  -------  --------  --------  -------  -------
  Total                   (3,837)     293     7,110    13,130   (3,389)    (134)
                         -------  -------  --------  --------  -------  -------
Total Change in Net
 Assets                   (1,538)  (2,634)    7,110    13,130   (3,389)    (134)
Net Assets at Beginning
 of Period                22,364   24,998   240,459   227,329   77,323   77,457
                         -------  -------  --------  --------  -------  -------
Net Assets at End of
 Period                  $20,826  $22,364  $247,569  $240,459  $73,934  $77,323
                         =======  =======  ========  ========  =======  =======
-------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO High-Yield Bond Fund
No-Load Class

                                                               Three-Month        For the
                                                              Period Ended     Year Ended
                              For the Year Ended December 31   December 31   September 30
                          ---------------------------------------------------------------
                             2000     1999     1998     1997          1996           1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $  8.38  $  8.78  $  9.13  $  8.82       $  8.79        $  8.68
Income from Investment
 Operations
 Net Investment Income       0.69     0.71     0.74     0.77          0.19           0.78
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (1.12)   (0.40)   (0.35)    0.31          0.03           0.11
                          -------  -------  -------  -------       -------        -------
  Total from Investment
   Operations               (0.43)    0.31     0.39     1.08          0.22           0.89
Less Distributions
 Dividends from Net
  Investment Income         (0.69)   (0.71)   (0.74)   (0.77)        (0.19)         (0.78)
                          -------  -------  -------  -------       -------        -------
Net Asset Value at End
 of Period                $  7.26  $  8.38  $  8.78  $  9.13       $  8.82        $  8.79
                          =======  =======  =======  =======       =======        =======
Total Return               (1.84%)   3.74%    4.45%   12.79%         2.50%*        10.79%
Net Assets at End of
 Period (000's)           $54,540  $73,004  $79,696  $71,058       $50,298        $47,880
Ratio of Gross Expenses
 to Average Net Assets      1.13%    0.99%    0.92%    0.91%         0.90%**        0.94%
Ratio of Net Expenses to
 Average Net Assets         1.05%    0.95%    0.92%    0.91%         0.90%**        0.94%
Ratio of Net Investment
 Income to Average Net
 Assets                     8.63%    8.31%    8.26%    8.58%         8.56%**        8.99%
Portfolio Turnover Rate    45.10%   70.65%   64.22%   85.06%        35.01%**       92.65%
-----------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Intermediate-Term U.S. Treasury Fund
No-Load Class

                                                              Three- Month        For the
                                                              Period Ended     Year Ended
                              For the Year Ended December 31   December 31   September 30
                          ---------------------------------------------------------------
                             2000     1999     1998     1997          1996           1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $  9.99  $ 10.74  $ 10.34  $ 10.11       $ 10.10        $ 10.24
Income from Investment
 Operations
 Net Investment Income       0.55     0.54     0.57     0.58          0.16           0.54
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             0.49    (0.75)    0.40     0.23          0.01          (0.14)
                          -------  -------  -------  -------       -------        -------
 Total from Investment
  Operations                 1.04    (0.21)    0.97     0.81          0.17           0.40
Less Distributions
 Dividends from Net
  Investment Income         (0.55)   (0.54)   (0.57)   (0.58)        (0.16)         (0.54)
                          -------  -------  -------  -------       -------        -------
Net Asset Value at End
 of Period                $ 10.48  $  9.99  $ 10.74  $ 10.34       $ 10.11        $ 10.10
                          =======  =======  =======  =======       =======        =======
Total Return               10.74%   (1.98%)   9.61%    8.29%         1.68%*         4.00%
Net Assets at End of
 Period (000's)           $18,968  $19,092  $24,061  $15,698       $14,679        $14,668
Ratio of Gross Expenses
 to Average
 Net Assets                 1.22%    1.10%    0.90%    0.92%         1.07%**        1.01%
Ratio of Net Expenses to
 Average
 Net Assets                 0.95%    0.93%    0.90%    0.92%         0.85%**        1.01%
Ratio of Net Investment
 Income to
Average Net Assets          5.41%    5.22%    5.38%    5.74%         6.30%**        5.30%
Portfolio Turnover Rate   198.82%   13.93%    2.83%   82.36%       125.42%**      294.25%
-----------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO GNMA Fund
No-Load Class

                                                               Three-Month        For the
                                                              Period Ended     Year Ended
                              For the Year Ended December 31   December 31   September 30
                          ---------------------------------------------------------------
                             2000     1999     1998     1997          1996           1996
-----------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $  9.10  $  9.64  $  9.57  $  9.36       $  9.26        $  9.45
Income from Investment
 Operations
 Net Investment Income       0.59     0.55     0.57     0.60          0.15           0.60
 Net Realized and
  Unrealized Gain (Loss)
  on Investments             0.25    (0.54)    0.07     0.21          0.10          (0.19)
                          -------  -------  -------  -------       -------        -------
  Total from Investment
   Operations                0.84     0.01     0.64     0.81          0.25           0.41
Less Distributions
 Dividends from Net
  Investment Income         (0.59)   (0.55)   (0.57)   (0.60)        (0.15)         (0.60)
                          -------  -------  -------  -------       -------        -------
Net Asset Value at End
 of Period                $  9.35  $  9.10  $  9.64  $  9.57       $  9.36        $  9.26
                          =======  =======  =======  =======       =======        =======
Total Return                9.50%    0.16%    6.84%    8.97%         2.71%*         4.48%
Net Assets at End of
 Period (000's)           $37,564  $39,449  $42,145  $38,172       $39,543        $39,703
Ratio of Gross Expenses
 to Average Net Assets      1.05%    0.98%    0.94%    0.93%         1.01%**        1.03%
Ratio of Net Expenses to
 Average Net Assets         0.95%    0.94%    0.94%    0.93%         1.01%**        1.03%
Ratio of Net Investment
 Income to Average
 Net Assets                 6.43%    5.92%    5.90%    6.40%         6.43%**        6.42%
Portfolio Turnover Rate   159.53%  132.51%  104.63%   82.70%        51.06%**       47.45%
-----------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Managed Bond Fund
No-Load Class

                                                 For the Year Ended December 31
                                    -------------------------------------------
                                       2000     1999     1998     1997     1996
-------------------------------------------------------------------------------
Net Asset Value at Beginning of
 Period                             $  7.90  $  8.64  $  8.60  $  8.35  $  8.77
Income from Investment Operations
 Net Investment Income                 0.48     0.41     0.42     0.42     0.41
 Net Realized and Unrealized Gain
  (Loss) on Investments                0.40    (0.74)    0.29     0.25    (0.42)
                                    -------  -------  -------  -------  -------
  Total from Investment Operations     0.88    (0.33)    0.71     0.67    (0.01)
Less Distributions
 Dividends from Net Investment
  Income                              (0.48)   (0.41)   (0.42)   (0.42)   (0.41)
 Distributions from Realized Gains       --       --    (0.25)      --       --
                                    -------  -------  -------  -------  -------
  Total Distributions                 (0.48)   (0.41)   (0.67)   (0.42)   (0.41)
                                    -------  -------  -------  -------  -------
Net Asset Value at End of Period    $  8.30  $  7.90  $  8.64  $  8.60  $  8.35
                                    =======  =======  =======  =======  =======
Total Return                         11.57%   (3.82%)   8.43%    8.23%    0.02%
Net Assets at End of Period
 (000's)                            $ 5,956  $ 6,781  $ 6,757  $ 4,627  $ 4,215
Ratio of Gross Expenses to Average
 Net Assets                           1.63%    1.41%    1.16%    1.15%    1.27%
Ratio of Net Expenses to Average
 Net Assets                           0.90%    0.94%    1.16%    1.15%    1.27%
Ratio of Net Investment Income to
 Average Net Assets                   6.01%    5.10%    4.79%    4.98%    4.86%
Portfolio Turnover Rate             101.84%  146.87%  132.76%  176.50%  136.29%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO California Tax-Free Income Fund
No-Load Class

                                                                    Nine-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                            --------------------------------------------------
                                2000     1999      1998     1997          1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period        $  11.04  $ 12.74  $  12.93  $ 12.22       $ 11.86
Income from Investment
 Operations
 Net Investment Income          0.56     0.56      0.60     0.60          0.47
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                1.45    (1.70)     0.18     0.76          0.39
                            --------  -------  --------  -------       -------
 Total from Investment
  Operations                    2.01    (1.14)     0.78     1.36          0.86
Less Distributions
 Dividends from Net
  Investment Income            (0.56)   (0.56)    (0.60)   (0.60)        (0.47)
 Distributions from
  Realized Gains                  --       --     (0.37)   (0.05)        (0.03)
                            --------  -------  --------  -------       -------
 Total Distributions          (0.56)   (0.56)    (0.97)   (0.65)        (0.50)
                            --------  -------  --------  -------       -------
Net Asset Value at End of
 Period                     $  12.49  $ 11.04  $  12.74  $ 12.93       $ 12.22
                            ========  =======  ========  =======       =======
Total Return                  18.79%   (9.18%)    6.19%   11.55%         7.42%*
Net Assets at End of
 Period (000's)             $104,988  $85,782  $112,457  $88,379       $72,084
Ratio of Expenses to
 Average Net Assets            0.74%    0.74%     0.68%    0.68%         0.69%**
Ratio of Net Investment
 Income to Average Net
 Assets                        4.85%    4.66%     4.60%    4.88%         5.21%**
Portfolio Turnover Rate       25.84%   24.66%    38.78%    9.83%        10.52%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Municipal Bond Fund
No-Load Class

                                                                    Nine-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                          ----------------------------------------------------
                              2000      1999      1998      1997          1996
------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $  12.89  $  14.45  $  14.52  $  13.98      $  13.69
Income from Investment
 Operations
 Net Investment Income        0.70      0.69      0.73      0.75          0.57
 Net Realized and
  Unrealized Gain (Loss)
  on Investments              1.07     (1.56)     0.17      0.70          0.29
                          --------  --------  --------  --------      --------
  Total from Investment
   Operations                 1.77     (0.87)     0.90      1.45          0.86
Less Distributions
 Dividends from Net
  Investment Income          (0.70)    (0.69)    (0.73)    (0.75)        (0.57)
 Distributions from
  Realized Gains                --        --     (0.24)    (0.16)           --
                          --------  --------  --------  --------      --------
  Total Distributions        (0.70)    (0.69)    (0.97)    (0.91)        (0.57)
                          --------  --------  --------  --------      --------
Net Asset Value at End
 of Period                $  13.96  $  12.89  $  14.45  $  14.52      $  13.98
                          ========  ========  ========  ========      ========
Total Return                14.17%    (6.18%)    6.35%    10.68%         6.42%*
Net Assets at End of
 Period (000's)           $499,831  $470,267  $539,860  $502,946      $480,970
Ratio of Expenses to
 Average Net Assets          0.62%     0.60%     0.51%     0.51%         0.53%**
Ratio of Net Investment
 Income to Average Net
 Assets                      5.27%     5.04%     5.01%     5.31%         5.53%**
Portfolio Turnover Rate     32.18%    16.84%    20.80%    13.52%         6.66%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Intermediate-Term Municipal Bond Fund
No-Load Class

                                                                    Nine-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                              ------------------------------------------------
                                 2000     1999     1998     1997          1996
------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $ 10.46  $ 11.02  $ 10.92  $ 10.61       $ 10.49
Income from Investment
 Operations
 Net Investment Income           0.45     0.45     0.47     0.47          0.35
 Net Realized and Unrealized
  Gain (Loss) on Investments     0.31    (0.54)    0.10     0.31          0.12
                              -------  -------  -------  -------       -------
  Total from Investment
   Operations                    0.76    (0.09)    0.57     0.78          0.47
Less Distributions
 Dividends from Net
  Investment Income             (0.45)   (0.45)   (0.47)   (0.47)        (0.35)
 Distributions from Realized
  Gains                         (0.01)   (0.02)      --       --            --
                              -------  -------  -------  -------       -------
  Total Distributions           (0.46)   (0.47)   (0.47)   (0.47)        (0.35)
                              -------  -------  -------  -------       -------
Net Asset Value at End of
 Period                       $ 10.76  $ 10.46  $ 11.02  $ 10.92       $ 10.61
                              =======  =======  =======  =======       =======
Total Return                    7.44%   (0.84%)   5.33%    7.50%         4.53%*
Net Assets at End of Period
 (000's)                      $13,896  $14,607  $15,487  $13,780       $14,172
Ratio of Gross Expenses to
 Average Net Assets             0.97%    0.92%    0.83%    0.83%         0.89%**
Ratio of Net Expenses to
 Average Net Assets             0.90%    0.86%    0.83%    0.83%         0.89%**
Ratio of Net Investment
 Income to Average Net
 Assets                         4.27%    4.18%    4.25%    4.37%         4.40%**
Portfolio Turnover Rate        15.84%   10.51%    4.29%   10.52%        12.81%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Insured Municipal Bond Fund
No-Load Class

                                                                    Nine-Month
                                                                  Period Ended
                                  For the Year Ended December 31   December 31
                              ------------------------------------------------
                                 2000     1999     1998     1997          1996
------------------------------------------------------------------------------
Net Asset Value at Beginning
 of Period                    $  9.97  $ 11.33  $ 11.36  $ 10.74       $ 10.46
Income from Investment
 Operations
 Net Investment Income           0.49     0.48     0.49     0.50          0.37
 Net Realized and Unrealized
  Gain (Loss) on Investments     1.22    (1.36)    0.17     0.62          0.28
                              -------  -------  -------  -------       -------
  Total from Investment
   Operations                    1.71    (0.88)    0.66     1.12          0.65
Less Distributions
 Dividends from Net
  Investment Income             (0.49)   (0.48)   (0.49)   (0.50)        (0.37)
 Distributions from Realized
  Gains                            --       --    (0.20)      --            --
                              -------  -------  -------  -------       -------
  Total Distributions           (0.49)   (0.48)   (0.69)   (0.50)        (0.37)
                              -------  -------  -------  -------       -------
Net Asset Value at End of
 Period                       $ 11.19  $  9.97  $ 11.33  $ 11.36       $ 10.74
                              =======  =======  =======  =======       =======
Total Return                   17.64%   (7.99%)   5.90%   10.70%         6.31%*
Net Assets at End of Period
 (000's)                      $20,826  $22,364  $24,998  $16,516       $13,187
Ratio of Gross Expenses to
 Average Net Assets             0.89%    0.91%    0.88%    0.92%         1.00%**
Ratio of Net Expenses to
 Average Net Assets             0.89%    0.88%    0.88%    0.92%         1.00%**
Ratio of Net Investment
 Income to Average Net
 Assets                         4.69%    4.45%    4.29%    4.56%         4.66%**
Portfolio Turnover Rate        43.55%   32.78%   27.30%   13.02%        14.86%**
------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Money Market Fund
No-Load Class

                                                                    Nine-Month      For the
                                                                  Period Ended   Year Ended
                                  For the Year Ended December 31   December 31     March 31
                          -----------------------------------------------------------------
                              2000      1999      1998      1997          1996         1996
-------------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period      $   1.00  $   1.00  $   1.00  $   1.00      $   1.00     $   1.00
Income from Investment
 Operations
 Net Investment Income        0.06      0.05      0.05      0.05          0.03         0.05
Less Distributions
 Dividends from Net
  Investment Income          (0.06)    (0.05)    (0.05)    (0.05)        (0.03)       (0.05)
                          --------  --------  --------  --------      --------     --------
Net Asset Value at End
 of Period                $   1.00  $   1.00  $   1.00  $   1.00      $   1.00     $   1.00
                          ========  ========  ========  ========      ========     ========
Total Return                 5.90%     4.65%     5.08%     4.93%         3.54%*       5.15%
Net Assets at End of
 Period (000's)           $242,195  $240,459  $227,329  $176,623      $161,356     $165,122
Ratio of Gross Expenses
 to Average Net Assets       0.97%     0.95%     0.79%     0.78%         0.81%**      0.78%
Ratio of Net Expenses to
 Average Net Assets          0.80%     0.81%     0.79%     0.78%         0.81%**      0.78%
Ratio of Net Investment
 Income to Average Net
 Assets                      5.72%     4.55%     4.97%     4.82%         4.66%**      5.04%
-------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Financial Highlights
(For a Share Outstanding Throughout the Period)

SAFECO Tax-Free Money Market Fund
No-Load Class

                                                                Nine-Month      For the
                                                              Period Ended   Year Ended
                              For the Year Ended December 31   December 31     March 31
                         --------------------------------------------------------------
                            2000      1999     1998     1997          1996         1996
---------------------------------------------------------------------------------------
Net Asset Value at
 Beginning of Period     $  1.00   $  1.00  $  1.00  $  1.00       $  1.00      $  1.00
Income from Investment
 Operations
 Net Investment Income      0.03      0.03     0.03     0.03          0.02         0.03
Less Distributions
 Dividends from Net
  Investment Income        (0.03)    (0.03)   (0.03)   (0.03)        (0.02)       (0.03)
                         -------   -------  -------  -------       -------      -------
Net Asset Value at End
 of Period               $  1.00   $  1.00  $  1.00  $  1.00       $  1.00      $  1.00
                         =======   =======  =======  =======       =======      =======
Total Return               3.52%     2.77%    3.07%    3.12%         2.29%*       3.44%
Net Assets at End of
 Period (000's)          $73,934   $77,323  $77,457  $75,437       $73,164      $79,702
Ratio of Expenses to
 Average Average Net
 Assets                    0.71%++    0.66+   0.63%    0.63%         0.65%**      0.65%
Ratio of Net Investment
 Income to Average Net
 Assets                    3.46%     2.72%    3.04%    3.11%         3.03%**      3.40%
---------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.70% for the year ended December 31, 1999.
++ Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.73% for the year ended December 31, 2000. The fee waiver expired on April 30, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1. GENERAL
   This financial report is on 10 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts listed below. Each trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
   SAFECO Taxable Bond Trust
     SAFECO High-Yield Bond Fund
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
   SAFECO Managed Bond Trust
     SAFECO Managed Bond Fund
   SAFECO Tax-Exempt Bond Trust
     SAFECO California Tax-Free Income Fund
     SAFECO Municipal Bond Fund
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
   SAFECO Money Market Trust
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund
   Effective May 1, 2000, the GNMA Fund began issuing two new classes of shares--Class A and Class B shares. Also effective May 1, 2000, the High-Yield Bond Fund and Money Market Fund began issuing one new class of shares--Class C shares.
   In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of 0.25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.
   Security Valuation. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in the money market funds consist of short-term securities maturing within

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities in the money market funds are valued at amortized cost, which approximates market value. Other temporary investments purchased at par are valued at cost.
   Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
   Income Recognition. Bond premiums and original issue discounts are amortized to either call or maturity dates. In the Tax-Exempt Bond Trust, market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition. Interest is accrued on bonds and temporary investments daily. The Managed Bond Fund has elected to amortize premiums on securities purchased above par value. The funds in the Taxable Bond Trust have not elected to amortize premiums on securities purchased above par value.
   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15th, 2000, and will require investment companies to amortize premiums and discounts on fixed income securities using the interest method. The Funds currently amortize premiums and discounts on fixed income securities as noted above. Upon adoption in 2001, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums and discounts. The adjustment resulting from this change in accounting policy will not impact total net assets. For the High-Yield and GNMA Funds, net investment income will be decreased by $47,161 and $7,431, respectively, with a corresponding increase to unrealized appreciation. For the Intermediate-Term U.S. Treasury Fund, net investment income will increase by $4,851 with a corresponding decrease to unrealized appreciation.
   Dividends and Distributions to Shareholders. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders at the end of December. Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for wash sale deferrals. Undistributed/overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust and the Tax-Free Money Market Fund intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.
   Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS
   Following is a summary of investment transactions (excluding short-term securities) during the year ended December 31, 2000:

(In Thousands)                                                Purchases    Sales
--------------------------------------------------------------------------------
High-Yield Bond Fund                                          $ 26,802  $ 41,166
Intermediate-Term U.S. Treasury Fund                            39,630    41,417
GNMA Fund                                                       59,259    61,720
Managed Bond Fund                                                7,790     9,095
California Tax-Free Income Fund                                 28,095    22,789
Municipal Bond Fund                                            149,949   156,747
Intermediate-Term Municipal Bond Fund                            2,163     2,907
Insured Municipal Bond Fund                                      7,309    11,487
--------------------------------------------------------------------------------

Purchases include $39,630 and $3,480 of U.S. Government securities in the Intermediate-Term U.S. Treasury and Managed Bond Funds, repectively. Sales include $41,417 and $5,438 of U.S. Government securities in the Intermediate-Term U.S. Treasury and Managed Bond Funds, repectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


4. TRUST SHARE TRANSACTIONS
   Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                     No-Load             Class A           Class B         Class C
               --------------------  -----------------  ---------------  ------------
                                                                         Eight-Month*
                                                                         Period Ended
                         For the Year Ended December 31                   December 31
               ----------------------------------------------------------------------
                    2000       1999      2000     1999     2000    1999          2000
-------------------------------------------------------------------------------------
                                 SAFECO HIGH-YIELD BOND FUND
-------------------------------------------------------------------------------------
Shares:
 Sales             5,262      7,351        84      127       23     129            13
 Reinvestments       438        523         9       14       11      15            --
 Redemptions      (6,895)    (8,235)     (125)    (290)     (88)   (110)           --
               ---------  ---------  --------  -------  -------  ------          ----
 Net Change       (1,195)      (361)      (32)    (149)     (54)     34            13
               =========  =========  ========  =======  =======  ======          ====
Amounts:
 Sales         $  41,024  $  63,720  $    662  $ 1,097  $   183  $1,136          $100
 Reinvestments     3,388      4,482        73      122       82     123            --
 Redemptions     (54,150)   (71,244)     (985)  (2,488)    (691)   (927)           --
               ---------  ---------  --------  -------  -------  ------          ----
 Net Change    $  (9,738) $  (3,042) $   (250) $(1,269) $  (426) $  332          $100
               =========  =========  ========  =======  =======  ======          ====
-------------------------------------------------------------------------------------
                                   SAFECO MONEY MARKET FUND
-------------------------------------------------------------------------------------
Shares:
 Sales           463,306    468,818    14,286    8,404      760   2,303           134
 Reinvestments    12,594      9,827       192      157       37      41            --
 Redemptions    (469,631)  (467,192)  (13,500)  (7,193)  (1,034) (2,035)          (34)
               ---------  ---------  --------  -------  -------  ------          ----
 Net Change        6,269     11,453       978    1,368     (237)    309           100
               =========  =========  ========  =======  =======  ======          ====
Amounts:
 Sales         $ 463,306  $ 468,818  $ 14,286  $ 8,404  $   760  $2,303          $134
 Reinvestments    12,594      9,827       192      157       37      41            --
 Redemptions    (469,631)  (467,192)  (13,500)  (7,193)  (1,034) (2,035)          (34)
               ---------  ---------  --------  -------  -------  ------          ----
 Net Change    $   6,269  $  11,453  $    978  $ 1,368  $  (237) $  309          $100
               =========  =========  ========  =======  =======  ======          ====
-------------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                                       No-Load          Class A       Class B
                                  -----------------  ------------  ------------
                                           For the Year Ended December 31
                                  ---------------------------------------------
                                     2000      1999   2000   1999   2000   1999
-------------------------------------------------------------------------------
                                   SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
-------------------------------------------------------------------------------
Shares:
 Sales                                232       666     17     58     10     55
 Reinvestments                         56        65      4      4      3      3
 Redemptions                         (391)   (1,059)   (21)   (43)   (22)   (53)
                                  -------  --------  -----  -----  -----  -----
 Net Change                          (103)     (328)    --     19     (9)     5
                                  =======  ========  =====  =====  =====  =====
Amounts:
 Sales                            $ 2,362  $  6,902  $ 168  $ 599  $ 107  $ 574
 Reinvestments                        566       669     42     37     26     31
 Redemptions                       (3,927)  (11,013)  (207)  (448)  (217)  (545)
                                  -------  --------  -----  -----  -----  -----
 Net Change                       $  (999) $ (3,442) $   3  $ 188  $ (84) $  60
                                  =======  ========  =====  =====  =====  =====

-------------------------------------------------------------------------------
                                             SAFECO MANAGED BOND FUND
-------------------------------------------------------------------------------
Shares:
 Sales                                 81       259     42     44      7     69
 Reinvestments                         20        19      3      2      4      3
 Redemptions                         (242)     (202)   (53)    (7)   (38)   (16)
                                  -------  --------  -----  -----  -----  -----
 Net Change                          (141)       76     (8)    39    (27)    56
                                  =======  ========  =====  =====  =====  =====
Amounts:
 Sales                            $   656  $  2,143  $ 339  $ 354  $  54  $ 578
 Reinvestments                        163       155     24     15     32     27
 Redemptions                       (1,940)   (1,661)  (421)   (58)  (302)  (136)
                                  -------  --------  -----  -----  -----  -----
 Net Change                       $(1,121) $    637  $ (58) $ 311  $(216) $ 469
                                  =======  ========  =====  =====  =====  =====

-------------------------------------------------------------------------------
                                      SAFECO CALIFORNIA TAX-FREE INCOME FUND
-------------------------------------------------------------------------------
Shares:
 Sales                              3,650     2,144      1     30     28     14
 Reinvestments                        286       321      2      3      3      2
 Redemptions                       (3,301)   (3,524)   (16)   (19)    (8)   (17)
                                  -------  --------  -----  -----  -----  -----
 Net Change                           635    (1,059)   (13)    14     23     (1)
                                  =======  ========  =====  =====  =====  =====
Amounts:
 Sales                            $42,821  $ 26,624  $  11  $ 384  $ 320  $ 176
 Reinvestments                      3,328     3,849     24     30     30     26
 Redemptions                      (38,081)  (42,290)  (183)  (225)  (100)  (198)
                                  -------  --------  -----  -----  -----  -----
 Net Change                       $ 8,068  $(11,817) $(148) $ 189  $ 250  $   4
                                  =======  ========  =====  =====  =====  =====

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                     No-Load          Class A       Class B
               --------------------  -----------  ------------
                       For the Year Ended December 31
               -----------------------------------------------
                    2000       1999   2000  1999   2000   1999
--------------------------------------------------------------
                       SAFECO MUNICIPAL BOND FUND
--------------------------------------------------------------
Shares:
 Sales             6,861      6,634     22     9      5     27
 Reinvestments     1,204      1,231      1     1      2      3
 Redemptions      (8,738)    (8,766)   (20)   (3)   (60)   (22)
               ---------  ---------  -----  ----  -----  -----
 Net Change         (673)      (901)     3     7    (53)     8
               =========  =========  =====  ====  =====  =====
Amounts:
 Sales         $  90,639  $  92,371  $ 300  $125  $  60  $ 369
 Reinvestments    16,033     16,926     16    18     24     43
 Redemptions    (115,098)  (120,196)  (262)  (47)  (779)  (294)
               ---------  ---------  -----  ----  -----  -----
 Net Change    $  (8,426) $ (10,899) $  54  $ 96  $(695) $ 118
               =========  =========  =====  ====  =====  =====

                                            SAFECO INSURED
               SAFECO INTERMEDIATE-TERM     MUNICIPAL BOND      SAFECO TAX-FREE
                  MUNICIPAL BOND FUND            FUND          MONEY MARKET FUND
               --------------------------  ------------------  ------------------
                        No-Load                 No-Load             No-Load
               --------------------------  ------------------  ------------------
                                  For the Year Ended December 31
               ------------------------------------------------------------------
                       2000          1999      2000      1999      2000      1999
---------------------------------------------------------------------------------
Shares:
 Sales                  178           226       561       921    43,363    64,599
 Reinvestments           33            35        44        51     2,335     1,944
 Redemptions           (315)         (270)     (986)     (935)  (49,087)  (66,677)
               ------------  ------------  --------  --------  --------  --------
 Net Change            (104)           (9)     (381)       37    (3,389)     (134)
               ============  ============  ========  ========  ========  ========
Amounts:
 Sales         $      1,862  $      2,434  $  5,843  $  9,799  $ 43,363  $ 64,599
 Reinvestments          343           384       456       552     2,335     1,944
 Redemptions         (3,298)       (2,921)  (10,136)  (10,058)  (49,087)  (66,677)
               ------------  ------------  --------  --------  --------  --------
 Net Change    $     (1,093) $       (103) $ (3,837) $    293  $ (3,389) $   (134)
               ============  ============  ========  ========  ========  ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                                                 SAFECO GNMA FUND
                   --------------------------------------------------------------------
                            No-Load                     Class A              Class B
                   -------------------------          ------------         ------------
                                                      Eight-Month*         Eight-Month*
                          For the Year Ended          Period Ended         Period Ended
                                 December 31           December 31          December 31
                   --------------------------------------------------------------------
                      2000              1999                  2000                 2000
---------------------------------------------------------------------------------------
Shares:
 Sales                 387             1,131                    11                   15
 Reinvestments         195               200                    --                   --
 Redemptions          (878)           (1,367)                   --                   --
                   -------          --------                  ----                 ----
 Net Change           (296)              (36)                   11                   15
                   =======          ========                  ====                 ====
Amounts:
 Sales             $ 3,325          $ 10,681                  $102                 $135
 Reinvestments       1,780             1,869                    --                   --
 Redemptions        (7,960)          (12,785)                   --                   --
                   -------          --------                  ----                 ----
 Net Change        $(2,855)         $   (235)                 $102                 $135
                   =======          ========                  ====                 ====
---------------------------------------------------------------------------------------

* For the period from April 30, 2000 (initial issue date of Class A and B shares) through December 31, 2000.

5. COMPONENTS OF NET ASSETS
   At December 31, 2000, the components of net assets were as follows:

                                            HIGH-  INTERMEDIATE-TERM
                                            YIELD      U.S. TREASURY
(In Thousands)                          BOND FUND               FUND  GNMA FUND
-------------------------------------------------------------------------------
Aggregate Gross Unrealized
 Appreciation on Investments in Which
 There Is an Excess of Value Over
 Identified Cost                          $   670            $   724    $   845
Aggregate Gross Unrealized
 Depreciation on Investments in Which
 There Is an Excess of Identified
 Cost Over Value                           (8,358)                (4)      (159)
                                          -------            -------    -------
Net Unrealized Appreciation
 (Depreciation)                            (7,688)               720        686
Accumulated Net Realized Loss on
 Investments*                              (6,255)              (602)    (3,097)
Paid in Capital (Par Value $.001,
 Unlimited Shares Authorized)              70,714             20,590     40,219
                                          -------            -------    -------
Net Assets at December 31, 2000           $56,771            $20,708    $37,808
                                          =======            =======    =======
-------------------------------------------------------------------------------

* At December 31, 2000, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                      Amounts
                                                      (000's)   Expiration Dates
                                                      -------   ----------------
  High-Yield Bond Fund                                 $6,255          2004-2008
  Intermediate-Term U.S. Treasury Fund                    602          2001-2008
  GNMA Fund                                             3,097          2001-2008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


                                                          CALIFORNIA
                                                MANAGED     TAX-FREE  MUNICIPAL
(In Thousands)                                BOND FUND  INCOME FUND  BOND FUND
-------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation on
 Investments in Which There Is an Excess of
 Value Over Identified Cost                      $  122     $  8,440   $ 52,336
Aggregate Gross Unrealized Depreciation on
 Investments in Which There Is an Excess of
 Identified Cost Over Value                         (20)        (648)    (6,033)
                                                 ------     --------   --------
Net Unrealized Appreciation                         102        7,792     46,303
Accumulated Net Realized Loss on
 Investments*                                      (356)      (2,602)    (2,581)
Paid in Capital (Par Value $.001, Unlimited
 Shares Authorized)                               7,495      101,649    457,847
                                                 ------     --------   --------
Net Assets at December 31, 2000                  $7,241     $106,839   $501,569
                                                 ======     ========   ========

                                                   INTERMEDIATE-TERM    INSURED
                                                      MUNICIPAL BOND  MUNICIPAL
(In Thousands)                                                  FUND  BOND FUND
-------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation on
 Investments in Which There Is an Excess of
 Value Over Identified Cost                                  $   513    $ 1,519
Aggregate Gross Unrealized Depreciation on
 Investments in Which There Is an Excess of
 Identified Cost Over Value                                       (4)       (77)
                                                             -------    -------
Net Unrealized Appreciation                                      509      1,442
Accumulated Net Realized (Loss) on Investments*                   --       (696)
Paid in Capital (Par Value $.001, Unlimited
 Shares Authorized)                                           13,387     20,080
                                                             -------    -------
Net Assets at December 31, 2000                              $13,896    $20,826
                                                             =======    =======
-------------------------------------------------------------------------------

* At December 31, 2000, these funds had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                      Amounts
                                                      (000's)   Expiration Dates
                                                      -------   ----------------
  Managed Bond Fund                                       356          2007-2008
  California Tax-Free Income Fund                       2,602          2007-2008
  Municipal Bond Fund                                   2,581          2007-2008
  Insured Municipal Bond Fund                             696               2008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


5. COMPONENTS OF NET ASSETS (continued)

                                                                          SAFECO
                                                                 SAFECO TAX-FREE
                                                                  MONEY    MONEY
                                                                 MARKET   MARKET
(In Thousands)                                                     FUND     FUND
--------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation on Investments in
 Which There Is an Excess of Value Over Identified Cost        $     --  $    --
Aggregate Gross Unrealized Depreciation on Investments in
 Which There Is an Excess of Identified Cost Over Value              --       --
                                                               --------  -------
Net Unrealized Appreciation                                          --       --
Paid in Capital (Par Value $.001, Unlimited Shares
 Authorized)                                                    247,569   73,934
                                                               --------  -------
Net Assets at December 31, 2000                                $247,569  $73,934
                                                               ========  =======

6. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Investment Advisory Fees. Effective May 1, 1999, shareholders approved an amended and restated investment advisory contract with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

 Intermediate-Term U.S. Treasury and        High-Yield Bond Fund:
  GNMA Funds:
  First $250 million                   .55%  First $250 million                  .65%
  Next $500 million                    .50   Next $500 million                   .55
  Next $500 million                    .45   Over $750 million                   .50
  Over $1.25 billion                   .40

 Intermediate-Term Municipal, Municipal,
  California and Insured Funds:             Managed Bond Fund:
  First $250 million                   .50%  First $750 million                  .50%
  Next $500 million                    .45   Next $500 million                   .45
  Over $750 million                    .40   Over $1.25 billion                  .40

 Money Market and Tax-Free Money Market
  Funds:
  First $250 million                   .50%
  Next $500 million                    .45
  Next $500 million                    .40
  Over $1.25 billion                   .35

   Fund Accounting and Fund Administration Fees. Beginning May 1, 1999, SAFECO Asset Management Company receives a fee for these services based on a percentage of each day's net assets, which, on an annual basis is as follows:

 Fund Accounting:                           Fund Administration:
  First $200 million                   .04%  First $200 million                  .05%
  Over $200 million                    .01   Over 200 million                    .01

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS


   Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.
   Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2000, the High-Yield Bond and Tax-Free Money Market Funds had 6.46% notes payable to American States Economy for $170,000 and $125,000, respectively. The notes were repaid on January 2, 2001.
   Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 2000.
   Affiliate Ownership. At December 31, 2000, SAFECO Insurance Company of America owned 500,000 shares (or 26% of outstanding shares) of the Intermediate-Term U.S. Treasury Fund, 397,434 shares (or 31%) of the Intermediate-Term Municipal Bond Fund, and 605,644 shares (or 33%) of the Insured Municipal Bond Fund. SAFECO Asset Management Company owned 452,103 shares (or 52%) of the Managed Bond Fund.
   Expense Reimbursement. Beginning May 1, 1999, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) which exceed, on an annual basis, 0.30% of the average daily net assets for the Money Market and Tax-Free Money Market Funds and 0.40% for all other Funds.
   Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares for the year ended December 31, 2000:

                                                                     Commissions
(In Thousands)                                                          Retained
--------------------------------------------------------------------------------
High-Yield Bond Fund                                                         $10
Intermediate-Term U.S. Treasury Fund                                           2
Managed Bond Fund                                                              3
California Tax-Free Income Fund                                                2
Municipal Bond Fund                                                            9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Taxable Bond Trust, SAFECO Managed Bond Trust, SAFECO Tax-Exempt Bond Trust, and SAFECO Money Market Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the SAFECO Taxable Bond Trust (comprising the SAFECO High-Yield Bond Fund, SAFECO Intermediate-Term U.S. Treasury Fund, and SAFECO GNMA Fund), the SAFECO Managed Bond Trust (comprising the Managed Bond Fund), the SAFECO Tax-Exempt Bond Trust (comprising the SAFECO California Tax-Free Income Fund, SAFECO Municipal Bond Fund, SAFECO Intermediate-Term Municipal Bond Fund, and SAFECO Insured Municipal Bond Fund), and the SAFECO Money Market Trust (comprising the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund) as of December 31, 2000, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the SAFECO Taxable Bond Trust, the SAFECO Managed Bond Trust, the SAFECO Tax-Exempt Bond Trust, and the SAFECO Money Market Trust as listed above at December 31, 2000, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
January 31, 2001

SAFECO FIXED-INCOME FUNDS

BOARD OF TRUSTEES:
Randall H. Talbot, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
David H. Longhurst Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

CLIENT SERVICES*:

Nationwide: 1-800-624-5711

Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

* All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

Nationwide: 1-800-835-4391

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com

GMF 997 2/01

This report must be preceded or accompanied by a current prospectus.

(R) A registered trademark of SAFECO Corporation.